                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 10 (File No. 333-126647)                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10 (File No. 811-21788)                                        [X]

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[X]  on Nov. 27, 2009 pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
                                                                 (SELIGMAN LOGO)

SELIGMAN
TARGETHORIZON ETF PORTFOLIOS, INC.

PROSPECTUS NOV. 27, 2009


ASSET ALLOCATION STRATEGIES SEEKING TO MANAGE
RISK OVER TIME

- Seligman TargETFund 2045
- Seligman TargETFund 2035
- Seligman TargETFund 2025
- Seligman TargETFund 2015
- Seligman TargETFund Core

Classes A, C, R2 and R5

As with all mutual funds, the
Securities and Exchange
Commission has not approved or
disapproved these securities or
passed upon the adequacy of this
prospectus. Any representation
to the contrary is a criminal
offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See
"Buying and Selling Shares" for more
information.

 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS

THE FUNDS.........................................    3P
Overview..........................................    3p
Asset Allocation Strategies.......................    3p
Risk Management Overlay...........................    4p
Investment Objectives and Principal Investment
  Strategies of the Funds.........................    5p
Principal Risks of an Investment in the Funds.....    8p
Past Performance..................................   10p
Fees and Expenses of the Funds....................   16p
Questions and Answers About the Funds.............   21p
Additional Information About the Funds' Investment
  Strategies and Risks............................   25p
UNDERLYING ETFS...................................   26P
Types of Underlying ETFs..........................   26p
Certain Risks of Underlying ETFs..................   28p
Fund Management and Compensation..................   32p
FINANCIAL HIGHLIGHTS..............................   33P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.1
  Investment Options -- Classes of Shares.........   S.1
  Sales Charges...................................   S.4
  Opening an Account..............................   S.9
Exchanging or Selling Shares......................  S.11
  Exchanges.......................................  S.13
  Selling Shares..................................  S.15
PRICING AND VALUING OF FUND SHARES................  S.16
DISTRIBUTIONS AND TAXES...........................  S.16
GENERAL INFORMATION...............................  S.18
APPENDIX A: SELIGMAN TIME HORIZON MATRIX ASSET
  CLASSES.........................................   A.1
APPENDIX B: RELATIVE RISK CHANGES OVER TIME.......   B.1


RIVERSOURCE FAMILY OF FUNDS

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.

RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.


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2P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

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THE FUNDS

OVERVIEW

RiverSource Investments, LLC (the "investment manager") serves as the investment manager for Seligman TargETFund 2045 ("TargETFund 2045"), Seligman TargETFund 2035 ("TargETFund 2035"), Seligman TargETFund 2025 ("TargETFund 2025"), Seligman TargETFund 2015 ("TargETFund 2015") and Seligman TargETFund Core ("TargETFund Core"). Each Fund is a separate fund of Seligman TargetHorizon ETF Portfolios, Inc. (the "Series"). The Funds are designed for investors who are seeking to have their asset allocation decisions made by a professional investment manager. TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 are collectively referred to herein as the "Target Date Funds" and are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Core is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real estate securities, e.g., real estate investment trusts ("REITs")) and fixed-income asset classes.

ASSET ALLOCATION STRATEGIES

Each Fund seeks to achieve its investment objective(s) based upon two asset allocation strategies developed by J.&W. Seligman & Co. Incorporated, the Fund's predecessor investment manager: Seligman Time Horizon Matrix and Seligman Harvester. The foundation for these strategies is the historical observation that the relative risk of various asset classes changes over time. Based on this observation, the investment manager believes that time, as well as asset allocation, can be used to diversify risk. The investment manager uses both sophisticated statistical techniques and investment judgment to guide the asset allocations of each of the Funds. Extensive analyses of historical performance of asset classes are used to assess the relative risk of various asset allocations over different time periods. A series of questions and answers explaining more about Seligman Time Horizon Matrix and Seligman Harvester, as well as how an investor may invest in the Funds to take advantage of these strategies, appears later in this Prospectus under "Questions and Answers About the Funds."

The asset allocation for each Fund is strategic. With respect to the Target Date Funds, the longer the time to their respective target year, the greater the emphasis generally on investing in asset classes that historically have provided capital appreciation, although such asset classes have historically experienced short-term volatility greater than asset classes that have historically provided less capital appreciation. In general, for time periods of 10 years or more, the investment manager typically will emphasize investments in domestic small- and mid-capitalization equity asset classes and international equity asset classes, including emerging markets. As investment time horizons shorten, the relative risk of stocks and bonds begins to change, and the allocations to asset classes that have historically experienced higher short-term volatility are reduced in favor of an asset allocation that has historically experienced less short-term volatility. In addition, at 20 years or less to the target year, the Target Date Funds will steadily increase emphasis on those asset classes that potentially provide higher income, although capital appreciation will continue to be a consideration. Thus, over time it is expected that the portfolio allocation of each of the Target Date Funds will steadily shift toward less aggressive large- and medium-capitalization and dividend-producing equity asset classes and real estate securities (in the form of REITs), supplemented by an increasing allocation to the domestic fixed-income asset class. As further described below, TargETFund 2045 and TargETFund 2035 will approximately maintain their allocations (or such other allocations as may be deemed appropriate in the future) until they begin their "migration" process (as further described below), at which time these Funds are intended to become more conservative over time until their respective target years. Typically, Funds with 20 years or more to their target dates will have similar asset allocations. With regard to TargETFund Core, the investment manager intends to allocate the Fund's assets among large- and medium-capitalization equity asset classes (including domestic and international), REITs and the domestic fixed-income asset class.

Each Fund will seek to implement its strategies by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds" or "ETFs", whose shares are listed and traded on US stock exchanges or otherwise traded in the over-the-counter market. Generally, each ETF seeks to track a securities index or a basket of securities. The investment manager believes that investments in ETFs provide each Fund with a cost-effective means of creating a diverse portfolio. A list of the indices tracked by the ETFs that the Funds may purchase in the section entitled "Underlying ETFs" of this Prospectus, although other indices and corresponding ETFs may be used and added from time to time as deemed appropriate by the investment manager. The ETFs in which the Funds may invest are referred to herein as "Underlying ETFs." In addition, in pursuing its investment objective(s), each Fund may also invest directly in U.S. Government securities, high quality short-term debt instruments, cash and cash equivalents.


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              SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  3P

In a manner consistent with each Fund's strategic allocation, the investment manager will monitor and regularly modify each Fund's asset allocation as the investment manager believes is appropriate based upon its ongoing research, market or other conditions or events. In the event that the investment manager believes such action is warranted, it may make tactical or short-term shifts or long-term shifts in the weightings of various asset classes. With regard to the Target Date Funds (as further described below), the investment manager will undertake a risk management process called "migration" which involves the ongoing reallocation of each Target Date Fund's investments in a manner that is designed to provide a periodic reduction in the expected volatility and an increase in potential income as the Target Date Funds move ever closer to their respective target year. Each of TargETFund 2045 and TargETFund 2035 will, under normal market conditions, approximately maintain its allocations (or such other allocations as may be deemed appropriate in the future) until the Funds begin migration, at which time they are intended to become more conservative over time until (at their respective target date year) their investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core).

The investment manager will attempt to effect changes to the asset allocations of the Funds using capital inflows in order to minimize sales of Underlying ETFs held by the Funds. In addition, the Investment manager will attempt to correlate required capital outflows (e.g., those necessary to meet redemptions) with modifications to the asset allocations of each of the Funds. However, there can be no assurances that the investment manager will be able to effectuate changes to allocations primarily through these actions. In connection with periodic reallocations or reallocations based upon ongoing research, market or other conditions or events, it is anticipated that the Funds will sell shares of Underlying ETFs they hold, and that such sales could generate capital gains or losses and related tax consequences. For more information, please see the "Distributions and Taxes" section. Such trading activity would also increase a Fund's expenses due to transaction costs incurred in connection with the sale of Underlying ETFs (i.e., brokerage and related costs).

RISK MANAGEMENT OVERLAY

In addition to the asset allocation strategies used by the Funds to seek their investment objectives, the Funds may also write covered call options and buy call and put options on Underlying ETFs in an effort to improve the risk/reward characteristics of the Funds by reducing the short-term market volatility of the Funds' holdings (the "Risk Management Overlay"). An option is a contract that gives the holder the right to purchase ("call") or sell ("put") a security for an agreed upon price at any time before the contract's expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or writer) of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. The goal of the Risk Management Overlay is to provide a risk/reward profile that seeks higher returns in down, flat, or gently rising equity markets in exchange for lower returns in strong up markets.

STRATEGIC AND TACTICAL APPROACHES OF THE RISK MANAGEMENT OVERLAY. The Risk Management Overlay offers both a strategic approach and tactical approach to risk management. The strategic approach is a flexible investment process in which the Funds write covered call options on a continuous basis at exercise prices that are slightly "out-of-the money" (meaning that option exercise prices generally will be slightly higher than the current price of the Underlying ETF at the time the options are written). The options the Funds intend to write
(sell) are considered "covered" because the Funds will own equity securities (i.e., Underlying ETFs) against which the options are written (sold). The investment manager will vary the amount of call options written based in part on the level of premiums that would be paid to the Fund.

The tactical approach of the Risk Management Overlay includes writing additional covered calls when premiums are attractive relative to the risk of the price of the Underlying ETFs rising above the strike price by more than the premium income and buying protective put options. The Fund may also buy call options in connection with closing out prior to expiration any call options that the Funds have written.

With the Risk Management Overlay, income from premiums paid to the Funds from covered call writing would help mitigate a decline in market price of an Underlying ETF that is subject to being purchased or "called away" from the Fund (through its being exercised) by the option holder. However, if the option is exercised, the Fund will not benefit from any increase in market price of the Underlying ETF beyond the call option's strike price.

Each Fund may write covered call options on up to 75% of the value of Underlying ETFs that invest in equity securities (e.g., Underlying ETFs that track the S&P
500) as held in that Fund's portfolio. It is currently anticipated that, under normal market conditions, Funds that are more than 11 years from their respective target date year will not write covered call options. However, in abnormal market conditions (as perceived by the investment manager), each such Fund may write covered call options on up to 25% of the value of the Underlying ETFs in its portfolio that invest in equity securities. Each Fund may buy call options in connection with closing out any call options that the Fund has written.


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4P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

By purchasing protective put options as part of the Risk Management Overlay, the Funds are protected from a decline in the market price of an Underlying ETF below the put's strike price, in exchange for paying a premium to the option writer. Each Fund may purchase put options on up to 100% of the value of Underlying ETFs in its portfolio that invest in equity securities (e.g., Underlying ETFs that track the S&P 500).

OTHER CONSIDERATIONS. The Funds' asset allocation targets described in each Fund's principal investment strategies exclude the Funds' exposure to options.

There is no guarantee that the Risk Management Overlay will achieve its intended result

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

SELIGMAN TARGETFUND 2045

Investment Objective

Capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2045 approaches.

Principal Investment Strategies

TargETFund 2045 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2045, the investment manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2045. In this respect, under normal market conditions the Fund intends to maintain approximately the allocation described in the pie chart below (or such other allocation as may be deemed appropriate in the future) until 2026 when the TargETFund 2045 is intended to begin its migration process and become more conservative over time until (in 2045) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund
Core). During 2045, TargETFund 2045 will be combined with TargETFund Core, and TargETFund 2045 shareholders will automatically become shareholders of TargETFund Core.

At December 31, 2008, the approximate asset allocation target used by the investment manager for TargETFund 2045 was as follows:

LOGO

The investment manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2045 consistent with the foregoing asset classes, the investment manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2045 to the international equity asset class (which includes emerging markets), the investment manager may use Underlying ETFs that seek to replicate the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index(R)"), the WisdomTree International SmallCap Dividend Index, or the Morgan Stanley Capital International Emerging Markets Index (the "MSCI Emerging Markets (EM) Index(R)") or a combination thereof.

SELIGMAN TARGETFUND 2035

Investment Objective

Capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2035 approaches.


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              SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  5P

Principal Investment Strategies

TargETFund 2035 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for Targ ETFund 2035, the investment manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2035. In this respect, the Fund intends to maintain approximately the allocation described in the pie chart below (or such other allocation as may be deemed appropriate in the future) until 2016 when the TargETFund 2035 is intended to begin its migration process and become more conservative over time until (in 2035) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2035, TargETFund 2035 will be combined with TargETFund Core, and TargETFund 2035 shareholders will automatically become shareholders of TargETFund Core.

At December 31, 2008, the approximate asset allocation target used by the investment manager for TargETFund 2035 was as follows:

LOGO

The investment manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2035 consistent with the foregoing asset classes, the investment manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2035 to the domestic small-capitalization equity asset class, the investment manager may use Underlying ETFs that seek to replicate the performance of the Russell 2000(R) Index.

SELIGMAN TARGETFUND 2025

Investment Objective

Capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2025 approaches.

Principal Investment Strategies

TargETFund 2025 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2025, the investment manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2025. In this respect, TargETFund 2025 is intended to become more conservative over time until (in
2025) its investments are substantially similar to Targ ETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund
Core). During 2025, TargETFund 2025 will be combined with TargETFund Core, and TargETFund 2025 shareholders will automatically become shareholders of TargETFund Core.

At December 31, 2008, the approximate asset allocation target used by the investment manager for TargETFund 2025 was as follows:

LOGO


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6P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

The investment manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2025 consistent with the foregoing asset classes, the investment manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2025 to the domestic mid-capitalization equity asset class, the investment manager may use Underlying ETFs that seek to replicate the performance of the Russell Midcap(R) Index.

SELIGMAN TARGETFUND 2015

Investment Objective

Capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2015 approaches.

Principal Investment Strategies

TargETFund 2015 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2015, the investment manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2015. In this respect, TargETFund 2015 is intended to become more conservative over time until (in
2015) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund
Core). During 2015, TargETFund 2015 will be combined with TargETFund Core, and TargETFund 2015 shareholders will automatically become shareholders of TargETFund Core.

At December 31, 2008, the approximate asset allocation target used by the investment manager for TargETFund 2015 was as follows:

LOGO

The investment manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2015 consistent with the foregoing asset classes, the investment manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2015 to the domestic large-capitalization equity asset class, the investment manager may use Underlying ETFs that seek to replicate the performance of the Standard & Poor's Composite Stock Index (S&P 500(R)).

SELIGMAN TARGETFUND CORE

Investment Objective

Capital appreciation and preservation of capital with current income.

Principal Investment Strategies

TargETFund Core seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. The investment manager will use an asset allocation strategy that is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real estate securities, e.g., REITs) and fixed-income asset classes. TargETFund Core's diversified, balanced portfolio is described in the pie chart below.

At December 31, 2008, the approximate asset allocation target used by the investment manager for TargETFund Core was as follows:



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              SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  7P

(PIE CHART)

The investment manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund Core consistent with the foregoing asset classes, the investment manager intends to use a variety of Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate assets of TargETFund Core to the fixed-income asset class, the investment manager may use Underlying ETFs that seek to replicate the Barclays Capital US Aggregate Index, the Barclays Capital US Government/Credit Bond Index, or the Barclays Capital US Treasury TIPs Index, or a combination thereof.

PRINCIPAL RISKS OF AN INVESTMENT IN THE FUNDS

An investment in any of the Funds, like an investment in any mutual fund, involves risks and could result in you losing money. An investment in a "fund of funds" (i.e., funds that invest in other funds) involves other risks as well. The following describes the principal investment risks associated with investments in the Funds.

The value of each Fund will fluctuate with changes in the value of its Underlying ETFs or other securities in which it invests, and you could lose money if you sell your shares at a price lower than you paid for them.

Because the assets of each Fund will be invested primarily in Underlying ETFs, each Fund's investment performance is directly related to the investment performance of the Underlying ETFs in which it invests. The ability of a Fund to realize its investment objective will depend, in part, on the effectiveness of the investment manager's research and analysis in determining the appropriate asset allocation among Underlying ETFs.

In addition to a Fund's operating expenses, you will indirectly pay the operating expenses of Underlying ETFs. Thus, the expenses you pay as an investor in a Fund will be higher than if you invested directly in Underlying ETFs.

There can be no assurances that the Funds will grow to or be able to maintain an economically viable size. If they do not, the Board of Directors of the Series may authorize the liquidation of any or all of the Funds. A liquidation can be authorized by the Board of Directors without a shareholder vote. The timing of any such liquidation might not be favorable to all shareholders.

An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US government does not guarantee the market value or the current yield of government securities.

ACTIVE MANAGEMENT RISK -- The Funds are actively managed and their performance therefore will reflect in part the ability of the portfolio investment managers to select securities and to make investment decisions that are suited to achieving each Fund's investment objectives. Due to their active management, the Funds could underperform other mutual funds with similar investment objectives.

ETF RISKS

Each Fund is exposed to the same risks as Underlying ETFs in direct proportion to the allocation of its assets among Underlying ETFs.

[ ] PASSIVE INVESTORS -- Each Underlying ETF is a "passive investor" and therefore generally invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An Underlying ETF may invest in all of the securities in such index or in a representative sample of such securities. Underlying ETFs generally will not attempt to take defensive positions in volatile or declining markets or under other conditions.


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8P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

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[ ] TRACKING RISK -- Underlying ETFs generally will not be able to duplicate exactly the performance of the underlying indexes they seek to track. The difference in performance between an Underlying ETF and the index it seeks to track can be due to, among other factors, the expenses that the Underlying ETF pays, regulatory constraints, investment strategies or techniques undertaken by an Underlying ETF (e.g., investments in options or futures) and changes to an underlying index. In addition, there may exist a lack of correlation between the securities in an index and those actually held by an Underlying ETF.

[ ] NET ASSET VALUE -- The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Fund that invests in such an Underlying ETF could be adversely impacted.

[ ] MARKET TRADING RISK -- Although Underlying ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such Underlying ETFs will be maintained. In addition, secondary market trading in Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirements necessary to maintain the listing of the Underlying ETFs will continue to be met or will remain unchanged.

In addition to the risks described above, each Fund is exposed to the same risks as Underlying ETFs with respect to the specific investments made by the Underlying ETFs, in direct proportion to the allocation of its assets among Underlying ETFs. The principal risks to Fund shareholders of investing indirectly in ETFs are summarized below. A more detailed discussion of these risks is provided under "Certain Risks of Underlying ETFs."

[ ] LARGE-CAPITALIZATION COMPANIES (BOTH DOMESTIC AND
    INTERNATIONAL) -- Investments in stocks of large-capitalization companies by Underlying ETFs are subject to market risk. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of large-capitalization stocks may decline.

[ ] SMALL-CAPITALIZATION COMPANIES (BOTH DOMESTIC AND
    INTERNATIONAL) -- Investments in these companies are subject to increased risk compared with an investment in large-capitalization companies. For example, such companies typically have less financial and investment managerial resources and more limited product lines than large-capitalization companies. In addition, such companies may be thinly traded and therefore subject to greater price volatility.

[ ] MID-CAPITALIZATION COMPANIES (BOTH DOMESTIC AND INTERNATIONAL) -- Mid-capitalization companies are subject, to a certain degree, to the risks associated with investments in large-capitalization and small-capitalization companies, each as described above.

[ ] FOREIGN INVESTMENTS AND EMERGING MARKETS SECURITIES -- Investments in securities of foreign issuers expose investors to currency fluctuations, foreign taxation, settlement and custody risk, and changes in political conditions. Foreign investments may also include securities of issuers located in emerging countries. These countries may have relatively unstable governments and less diversified industrial bases.

[ ] REAL ESTATE COMPANIES -- Investments in real estate companies (i.e., companies that, at the time of initial purchase, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or have at least 50% of their assets in such real estate) such as REITs are subject to additional risks. Although Underlying ETFs generally will not invest in real estate directly, certain Underlying ETFs may invest in securities issued by real estate companies. As a result, such Underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as credit market conditions, availability of credit, competition, property value fluctuations, taxes, zoning laws and property casualty.

[ ] SECTOR VOLATILITY AND NON-DIVERSIFIED PORTFOLIOS -- Certain Underlying ETFs are subject to sector volatility or may be non-diversified thus creating additional risks.

[ ] FIXED INCOME SECURITIES -- Investments in fixed income securities by
    Underlying ETFs may involve interest-rate risk, credit risk and market risk.

[ ] ILLIQUID SECURITIES AND DERIVATIVES -- Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives. These investments involve higher risk and may subject these Underlying ETFs to higher price volatility.

[ ] DERIVATIVES RISK -- Options invested in by the Funds are a type of derivative instrument, which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities (e.g. Underlying ETFs), pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the Underlying ETF, underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Funds.


--------------------------------------------------------------------------------
              SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  9P

  SPECIFIC OPTIONS RISK. The value of a Fund's position in options on shares of an Underlying ETF fluctuates in response to changes in the value of the Underlying ETF. Writing call options reduces the risk of owning ETF shares, but it limits the opportunity to profit from an increase in the market value of ETF shares in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of a Fund's option strategies, and for these and other reasons a Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a decline in the value of the ETF shares.

  Derivative instruments in which the Funds invest will typically increase the Funds' exposure to Principal Risks to which it is otherwise exposed, and may expose the Funds to additional risks, including correlation risk, counterparty credit risk and hedging risk.

  Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

  Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Although the Funds will only write covered call options or purchase put options that are eligible for settlement through the Options Clearing Corporation, bankruptcy or insolvency of a clearing broker used by the Funds could nonetheless cause the Funds to incur losses.

  Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

  The use of options can also increase the Funds' transaction costs.

[ ] PORTFOLIO TURNOVER RISK -- Although the Manager does not anticipate substantial portfolio turnover in connection with the asset allocation strategies used by the Funds, the Funds may actively and frequently engage in option transactions in connection with the Risk Management Overlay which is expected to increase portfolio turnover. The transaction costs associated with such portfolio turnover (e.g., commissions paid to brokers) could result in higher Fund expenses which would detract from Fund performance. Frequent and active trading may also cause adverse tax consequences for investors in the Funds as a result of potential increases in short-term capital gains generated by the Risk Management Overlay.

TEMPORARY DEFENSIVE POSITIONS OF THE FUNDS

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions or events. This could prevent a Fund from achieving its objective.

PORTFOLIO HOLDINGS

A description of the Series' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Series' Statement of Additional Information.

PAST PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized indices shown on the tables.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Funds have performed in the past (before and after taxes) does not indicate how the Funds will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class C, Class R2 (formerly known as Class R) and Class R5 (formerly known as Class I) shares of the Funds. These returns are compared to the indices shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;


--------------------------------------------------------------------------------
10P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class C shares;

- no sales charge for Class R2 and Class R5 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                  TARGETFUND 2045 -- CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                BAR CHART TO COME



During the periods shown in the bar chart, the highest return for a calendar
quarter was      % (quarter ended           ) and the lowest return for a
calendar quarter was      % (quarter ended           ).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept.  30, 2009 was      %.


                  TARGETFUND 2035 -- CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                BAR CHART TO COME



During the periods shown in the bar chart, the highest return for a calendar
quarter was      % (quarter ended           ) and the lowest return for a
calendar quarter was      % (quarter ended           ).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept.  30, 2009 was      %.


--------------------------------------------------------------------------------
             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  11P

                  TARGETFUND 2025 -- CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                BAR CHART TO COME



During the periods shown in the bar chart, the highest return for a calendar
quarter was      % (quarter ended           ) and the lowest return for a
calendar quarter was      % (quarter ended           ).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept.  30, 2009 was      %.


                  TARGETFUND 2015 -- CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                BAR CHART TO COME



During the periods shown in the bar chart, the highest return for a calendar
quarter was      % (quarter ended           ) and the lowest return for a
calendar quarter was      % (quarter ended           ).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept.  30, 2009 was      %.


                  TARGETFUND CORE -- CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                BAR CHART TO COME



During the periods shown in the bar chart, the highest return for a calendar
quarter was      % (quarter ended           ) and the lowest return for a
calendar quarter was      % (quarter ended           ).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept.  30, 2009 was      %.


--------------------------------------------------------------------------------
12P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                                     SINCE
                                                                                   INCEPTION
                                                                                  (CLASSES A,
                                                                          1 YEAR  C, R2 & R5)
TARGETFUND 2045:
  Class A
    Return before taxes                                                      %         %(a)
    Return after taxes on distributions                                      %         %(a)
    Return after taxes on distributions
    and sale of fund shares                                                  %         %(a)
  Class C
    Return before taxes                                                      %         %(a)
  Class R2
    Return before taxes                                                      %         %(a)
  Class R5
    Return before taxes                                                      %         %(a)
  Dow Jones Target 2045 Index (reflects no deduction for fees, expenses
  or taxes)                                                                  %         %(b)
  Lipper Mixed-Asset Target 2045 Funds Index                                 %         %(b)
  Lipper Mixed-Asset Target 2045 Funds Average                               %         %(b)
TARGETFUND 2035:
  Class A
    Return before taxes                                                      %         %(a)
    Return after taxes on distributions                                      %         %(a)
    Return after taxes on distributions
    and sale of fund shares                                                  %         %(a)
  Class C
    Return before taxes                                                      %         %(a)
  Class R2
    Return before taxes                                                      %         %(a)
  Class R5
    Return before taxes                                                      %         %(a)
  Dow Jones Target 2035 Index (reflects no deduction for fees, expenses
  or taxes)                                                                  %         %(b)
  Lipper Mixed-Asset Target 2035 Funds Index                                 %         %(b)
  Lipper Mixed-Asset Target 2035 Funds Average                               %         %(b)
TARGETFUND 2025:
  Class A
    Return before taxes                                                      %         %(a)
    Return after taxes on distributions                                      %         %(a)
    Return after taxes on distributions
    and sale of fund shares                                                  %         %(a)
  Class C
    Return before taxes                                                      %         %(a)
  Class R2
    Return before taxes                                                      %         %(a)
  Class R5
    Return before taxes                                                      %         %(a)
  Dow Jones Target 2025 Index (reflects no deduction for fees, expenses
  or taxes)                                                                  %         %(b)
  Lipper Mixed-Asset Target 2025 Funds Index                                 %         %(b)


--------------------------------------------------------------------------------
             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  13P

                                                                                     SINCE
                                                                                   INCEPTION
                                                                                  (CLASSES A,
                                                                          1 YEAR  C, R2 & R5)
  Lipper Mixed-Asset Target 2025 Funds Average                               %         %(b)
TARGETFUND 2015:
  Class A
    Return before taxes                                                      %         %(a)
    Return after taxes on distributions                                      %         %(a)
    Return after taxes on distributions
    and sale of fund shares                                                  %         %(a)
  Class C
    Return before taxes                                                      %         %(a)
  Class R2
    Return before taxes                                                      %         %(a)
  Class R5
    Return before taxes                                                      %         %(a)
  Dow Jones Target 2015 Index (reflects no deduction for fees, expenses
  or taxes)                                                                  %         %(b)
  Lipper Mixed-Asset Target 2015 Funds Index                                 %         %(b)
  Lipper Mixed-Asset Target 2015 Funds Average                               %         %(b)
TARGETFUND CORE:
  Class A
    Return before taxes                                                      %         %(a)
    Return after taxes on distributions                                      %         %(a)
    Return after taxes on distributions
    and sale of fund shares                                                  %         %(a)
  Class C
    Return before taxes                                                      %         %(a)
  Class R2
    Return before taxes                                                      %         %(a)
  Class R5
    Return before taxes                                                      %         %(a)
  Dow Jones Target Today Index (reflects no deduction for fees, expenses
  or taxes)                                                                  %         %(b)
  Lipper Mixed-Asset Target Allocation Moderate Funds Index                  %         %(b)
  Lipper Mixed-Asset Target Allocation Moderate Funds Average                %         %(b)


(a) Inception date is Oct. 2, 2006.
(b) Measurement period started           , 2006.

The Dow Jones Target 2045 Index (the Dow Jones 2045 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2045 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2045 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 30, 2009, the subindex allocation of the
Dow Jones 2045 Index was:      % equity,      % fixed income, and      % cash.
The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
14P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

The Dow Jones Target 2035 Index (the Dow Jones 2035 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2035 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2035 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 30, 2009, the subindex allocation of the
Dow Jones 2035 Index was:      % equity,      % fixed income, and      % cash.
The index reflects reinvestment of all distributions and changes in market prices.

The Dow Jones Target 2025 Index (the Dow Jones 2025 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2025 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2025 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 30, 2009, the subindex allocation of the
Dow Jones 2025 Index was:      % equity,      % fixed income, and      % cash.
The index reflects reinvestment of all distributions and changes in market prices.

The Dow Jones Target 2015 Index (the Dow Jones 2015 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2015 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2015 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 30, 2009, the subindex allocation of the
Dow Jones 2015 Index was:      % equity,      % fixed income, and      % cash.
The index reflects reinvestment of all distributions and changes in market prices.

The Dow Jones Target Today Index (the Dow Jones Today Index), an unmanaged index, aims to hold a low risk portfolio of securities, and is an appropriate benchmark for a conservative, balanced portfolio an investor might hold upon reaching retirement. The Dow Jones Today Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones Today Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Sept. 30,
2009, the subindex allocation of the Dow Jones Today Index was:      %
equity,      % fixed income, and      % cash. The index reflects reinvestment of
all distributions and changes in market prices.

The Lipper Mixed-Asset Target 2045 Funds Index includes the            largest
funds in the Lipper Mixed-Asset Target Allocation 2045 Funds category. The index's returns include net reinvested dividends.

The Lipper Mixed-Asset Target 2035 Funds Index includes the            largest
funds in the Lipper Mixed-Asset Target Allocation 2035 Funds category. The index's returns include net reinvested dividends.

The Lipper Mixed-Asset Target 2025 Funds Index includes the            largest
funds in the Lipper Mixed-Asset Target Allocation 2025 Funds category. The index's returns include net reinvested dividends.

The Lipper Mixed-Asset Target 2015 Funds Index includes the            largest
funds in the Lipper Mixed-Asset Target Allocation 2015 Funds category. The index's returns include net reinvested dividends.

The Lipper Mixed-Asset Target Allocation Moderate Funds Index includes
the            largest funds in the Lipper Mixed-Asset Target Allocation
Moderate Funds category. The index's returns include net reinvested dividends.

The Lipper Mixed-Asset Target 2045 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2045. The index's returns include net reinvested dividends.

The Lipper Mixed-Asset Target 2035 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2035. The index's returns include net reinvested dividends.

The Lipper Mixed-Asset Target 2025 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2025. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  15P

The Lipper Mixed-Asset Target 2015 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2015. The index's returns include net reinvested dividends.

The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The index's returns include net reinvested dividends.

On Sept. 10, 2009, the Lipper Mixed-Asset Target 2045 Funds Index replaced the Lipper Mixed-Asset Target 2045 Funds Average as the secondary benchmark for Seligman TargETFund 2045; the Lipper Mixed-Asset Target 2035 Funds Index replaced the Lipper Mixed-Asset Target 2035 Funds Average as the secondary benchmark for Seligman TargETFund 2035; the Lipper Mixed-Asset Target 2025 Funds Index replaced the Lipper Mixed-Asset Target 2025 Funds Average as the secondary benchmark for Seligman TargETFund 2025; the Lipper Mixed-Asset Target 2015 Funds Index replaced the Lipper Mixed-Asset Target 2015 Funds Average as the secondary benchmark for Seligman TargETFund 2015; and the Lipper Mixed-Asset Target Allocation Moderate Funds Index replaced the Lipper Mixed-Asset Target Allocation Moderate Funds Average as the secondary benchmark for Seligman TargETFund Core.

Information on the Lipper Mixed-Asset Target 2045 Funds Index,the Lipper Mixed-Asset Target 2035 Funds Index, Lipper Mixed-Asset Target 2025 Funds Index, the Lipper Mixed-Asset Target 2015 Funds Index, the Lipper Mixed-Asset Target Allocation Moderate Funds Index and the Lipper Mixed-Asset Target 2045 Funds Average, the Lipper Mixed-Asset Target 2035 Funds Average, the Lipper Mixed-Asset Target 2025 Funds Average, the Lipper Mixed-Asset Target 2015 Funds Average and the Lipper Mixed-Asset Target Allocation Moderate Funds Average will be included for one year transition period.

In the future, however, only the Lipper Mixed-Asset Target 2045 Funds Index, the Lipper Mixed-Asset Target 2035 Funds Index, the Lipper Mixed-Asset Target 2025 Funds Index, the Lipper Mixed-Asset Target 2015 Funds Index and the Lipper Mixed-Asset Target Allocation Moderate Funds Index for Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2025 and Seligman TargETFund Core respectively, will be included.

FEES AND EXPENSES

Fund investors pay various expenses. The tables below describe the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the direct expenses of the Fund, but you will also indirectly incur a proportionate share of the expenses of the underlying funds held by the Fund. The cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Annual fund operating expenses are based on expenses incurred during a Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of a Fund's average net assets during the period. The expense ratios have [been adjusted to reflect current fee schedules but have] not been adjusted to reflect a Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, each Fund's assets are [lower/higher] than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, each Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be [higher/lower] than are expressed in the fee and expense table below. [The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.]

 SHAREHOLDER FEES FOR EACH FUND (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES CHARGE               MAXIMUM DEFERRED SALES CHARGE
                                                    (LOAD) IMPOSED ON PURCHASES      (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                (AS A PERCENTAGE OF OFFERING PRICE)   OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                       5.75%(a)                                None(b)
Class C                                                          None                                     1%
Class R2                                                         None                                   None
Class R5                                                         None                                   None


(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See "Sales Charges."
(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


--------------------------------------------------------------------------------
16P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

TARGETFUND 2045

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                      TOTAL                          NET         ACQUIRED FUND
                                       DISTRIBUTION                ANNUAL FUND   FEE WAIVER/       ANNUAL      (UNDERLYING ETF)
                          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING      EXPENSE     FUND OPERATING      FEES AND
                             FEES      (12B-1) FEES   EXPENSES(C)    EXPENSES   REIMBURSEMENT    EXPENSES(D)      EXPENSES(E)
Class A                        %             %             %            %             %               %                %
Class C                        %             %             %            %             %               %                %
Class R2                       %             %             %            %             %               %                %
Class R5                       %             %             %            %             %               %                %
AS A PERCENTAGE OF AVERAGE DAILY NET
ASSETS:

                             NET FUND AND
                            ACQUIRED FUND
                           (UNDERLYING ETF)
                          FEES AND EXPENSES
Class A                           %
Class C                           %
Class R2                          %
Class R5                          %


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2).
(d) The investment manager and its affiliates have contractually agreed to waive
    certain fees and to absorb certain expenses until           , unless sooner
    terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding
    fees and expenses of acquired funds) will not exceed      % for Class
    A;      % for Class C;      % for Class R2 and      % for Class R5.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying ETF) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

TARGETFUND 2035

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                      TOTAL                          NET         ACQUIRED FUND
                                       DISTRIBUTION                ANNUAL FUND   FEE WAIVER/       ANNUAL      (UNDERLYING ETF)
                          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING      EXPENSE     FUND OPERATING      FEES AND
                             FEES      (12B-1) FEES   EXPENSES(C)    EXPENSES   REIMBURSEMENT    EXPENSES(D)      EXPENSES(E)
Class A                        %             %             %            %             %               %                %
Class C                        %             %             %            %             %               %                %
Class R2                       %             %             %            %             %               %                %
Class R5                       %             %             %            %             %               %                %
AS A PERCENTAGE OF AVERAGE DAILY NET
ASSETS:

                             NET FUND AND
                            ACQUIRED FUND
                           (UNDERLYING ETF)
                          FEES AND EXPENSES
Class A                           %
Class C                           %
Class R2                          %
Class R5                          %


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2).
(d) The investment manager and its affiliates have contractually agreed to waive
    certain fees and to absorb certain expenses until           , unless sooner
    terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding
    fees and expenses of acquired funds) will not exceed      % for Class
    A;      % for Class C;      % for Class R2 and      % for Class R5.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying ETF) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

TARGETFUND 2025

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                      TOTAL                          NET         ACQUIRED FUND
                                       DISTRIBUTION                ANNUAL FUND   FEE WAIVER/       ANNUAL      (UNDERLYING ETF)
                          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING      EXPENSE     FUND OPERATING      FEES AND
                             FEES      (12B-1) FEES   EXPENSES(C)    EXPENSES   REIMBURSEMENT    EXPENSES(D)      EXPENSES(E)
Class A                        %             %             %            %             %               %                %
Class C                        %             %             %            %             %               %                %
Class R2                       %             %             %            %             %               %                %
Class R5                       %             %             %            %             %               %                %
AS A PERCENTAGE OF AVERAGE DAILY NET
ASSETS:

                             NET FUND AND
                            ACQUIRED FUND
                           (UNDERLYING ETF)
                          FEES AND EXPENSES
Class A                           %
Class C                           %
Class R2                          %
Class R5                          %


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2).
(d) The investment manager and its affiliates have contractually agreed to waive
    certain fees and to absorb certain expenses until           , unless sooner
    terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding
    fees and expenses of acquired funds) will not exceed      % for Class
    A;      % for Class C;      % for Class R2 and      % for Class R5.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying ETF) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


--------------------------------------------------------------------------------
             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  17P

TARGETFUND 2015

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                      TOTAL                          NET         ACQUIRED FUND
                                       DISTRIBUTION                ANNUAL FUND   FEE WAIVER/       ANNUAL      (UNDERLYING ETF)
                          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING      EXPENSE     FUND OPERATING      FEES AND
                             FEES      (12B-1) FEES   EXPENSES(C)    EXPENSES   REIMBURSEMENT    EXPENSES(D)      EXPENSES(E)
Class A                        %             %             %            %             %               %                %
Class C                        %             %             %            %             %               %                %
Class R2                       %             %             %            %             %               %                %
Class R5                       %             %             %            %             %               %                %
AS A PERCENTAGE OF AVERAGE DAILY NET
ASSETS:

                             NET FUND AND
                            ACQUIRED FUND
                           (UNDERLYING ETF)
                          FEES AND EXPENSES
Class A                           %
Class C                           %
Class R2                          %
Class R5                          %


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2).
(d) The investment manager and its affiliates have contractually agreed to waive
    certain fees and to absorb certain expenses until           , unless sooner
    terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding
    fees and expenses of acquired funds) will not exceed      % for Class
    A;      % for Class C;      % for Class R2 and      % for Class R5.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying ETF) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

TARGETFUND CORE

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                      TOTAL                          NET         ACQUIRED FUND
                                       DISTRIBUTION                ANNUAL FUND   FEE WAIVER/       ANNUAL      (UNDERLYING ETF)
                          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING      EXPENSE     FUND OPERATING      FEES AND
                             FEES      (12B-1) FEES   EXPENSES(C)    EXPENSES   REIMBURSEMENT    EXPENSES(D)      EXPENSES(E)
Class A                        %             %             %            %             %               %                %
Class C                        %             %             %            %             %               %                %
Class R2                       %             %             %            %             %               %                %
Class R5                       %             %             %            %             %               %                %
AS A PERCENTAGE OF AVERAGE DAILY NET
ASSETS:

                             NET FUND AND
                            ACQUIRED FUND
                           (UNDERLYING ETF)
                          FEES AND EXPENSES
Class A                           %
Class C                           %
Class R2                          %
Class R5                          %


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2).
(d) The investment manager and its affiliates have contractually agreed to waive
    certain fees and to absorb certain expenses until           , unless sooner
    terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding
    fees and expenses of acquired funds) will not exceed      % for Class
    A;      % for Class C;      % for Class R2 and      % for Class R5.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying ETF) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


--------------------------------------------------------------------------------
18P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying ETF expenses) would be:

 TARGETFUND 2045                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                      $         $         $          $
Class C                                                         $(b)      $         $          $
Class R2                                                        $         $         $          $
Class R5                                                        $         $         $          $



 TARGETFUND 2035                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                      $         $         $          $
Class C                                                         $(b)      $         $          $
Class R2                                                        $         $         $          $
Class R5                                                        $         $         $          $



 TARGETFUND 2025                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                      $         $         $          $
Class C                                                         $(b)      $         $          $
Class R2                                                        $         $         $          $
Class R5                                                        $         $         $          $



 TARGETFUND 2015                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                      $         $         $          $
Class C                                                         $(b)      $         $          $
Class R2                                                        $         $         $          $
Class R5                                                        $         $         $          $



 TARGETFUND CORE                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                      $         $         $          $
Class C                                                         $(b)      $         $          $
Class R2                                                        $         $         $          $
Class R5                                                        $         $         $          $


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.

You would pay the following expenses (based on total Fund and underlying ETF expenses) if you did not redeem your shares:

 TARGETFUND 2045                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                       $        $         $          $
Class C                                                          $        $         $          $
Class R2                                                         $        $         $          $
Class R5                                                         $        $         $          $



 TARGETFUND 2035                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                       $        $         $          $
Class C                                                          $        $         $          $
Class R2                                                         $        $         $          $
Class R5                                                         $        $         $          $




--------------------------------------------------------------------------------
             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  19P

 TARGETFUND 2025                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                       $        $         $          $
Class C                                                          $        $         $          $
Class R2                                                         $        $         $          $
Class R5                                                         $        $         $          $



 TARGETFUND 2015                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                       $        $         $          $
Class C                                                          $        $         $          $
Class R2                                                         $        $         $          $
Class R5                                                         $        $         $          $



 TARGETFUND CORE                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                       $        $         $          $
Class C                                                          $        $         $          $
Class R2                                                         $        $         $          $
Class R5                                                         $        $         $          $


(a) Includes a 5.75% sales charge.


--------------------------------------------------------------------------------
20P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

QUESTIONS AND ANSWERS ABOUT THE FUNDS

Q:     WHICH FUND SHOULD I CONSIDER?

A: TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Core is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real estate securities, e.g., REITs) and fixed-income asset classes.

Q:     WHAT ARE THE FUNDS' ASSET ALLOCATION STRATEGIES?

A: The Funds invest a percentage of their assets in Underlying ETFs based on two asset allocation strategies developed by Seligman: Seligman Time Horizon Matrix and Seligman Harvester. The foundation for these strategies is the historical observation that the relative risk of various asset classes changes over time. For example, small-capitalization stocks have been relatively volatile when compared with Treasury bills over a number of different one-year holding periods. However, when holding periods have been extended, the relative risk between small-capitalization stocks and Treasury bills has been more closely aligned. In fact, this research demonstrates that in any 20 calendar-year holding period since 1950 the WORST performance of small-capitalization stocks surpassed the BEST performance of Treasury bills. Seligman Time Horizon Matrix is the result of similar comparisons among all the asset classes described in Appendix A over one-, five-, 10-, 20- and 30-year holding periods. Of course, past performance is not a guarantee of future results. These strategies also reflect the investment manager's belief that, over time, shareholders who use a prudent risk management and asset allocation process should see better investment results than shareholders who let their emotions drive their investment behavior. Please see Appendix B for more information on the basis for these strategies. Implementation and execution of the Time Horizon and Harvester strategies, through funds designed to seek specific financial goals, provide investors with asset allocation strategies that studies suggest they are unlikely to implement on their own.

Q: CAN I TAKE ADVANTAGE OF SELIGMAN TIME HORIZON MATRIX AND SELIGMAN HARVESTER ASSET ALLOCATION STRATEGIES BY SIMPLY INVESTING IN THE FUNDS?

A: Yes. TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 each are "target-date funds" that seek to implement Seligman Time Horizon Matrix by investing a specified percentage of their respective assets in Underlying ETFs. However, although TargETFund 2045 and TargETFund 2035 are each a Target Date Fund, these Funds will not begin a migration strategy until approximately 2026 for TargETFund 2045 and until approximately 2016 for TargETFund 2035. TargETFund Core seeks to implement the Seligman Harvester asset allocation strategy also by investing a specified percentage of its assets in various Underlying ETFs. Each strategy is explained in detail below.

Q:     WHAT ARE TARGET-DATE FUNDS?

A: In general, target-date funds periodically shift allocations from historically more aggressive to less aggressive asset classes, which provides investors with a simple, convenient and disciplined means of employing a professionally managed diversification process over long time frames.

Q:     IS EACH FUND AN ETF?

A:     No. Each Fund is a mutual fund that invests in a variety of ETFs.
       ETFs -- exchange-traded funds -- are investment companies that generally seek to track a securities index or baskets of securities. They are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.

Q:     WHAT IS THE BASIS FOR EACH FUND'S STRATEGY?

A: Each Fund benefits from the extensive, on-going research into the relationship between time and the relative risk of various asset classes. As noted above, a key insight from this research is the observation that in any 20 calendar-year holding period since 1950 the worst performance of small-capitalization stocks surpassed the best performance of Treasury bills. Applying an analysis of hypothetical historical asset class performance, the asset allocation strategies have been designed to seek to take advantage of the observation that the relative risks of asset classes changes over time.

[ ] TARGETFUND 2045: Under normal market conditions, this Fund invests primarily in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes (including emerging markets) and, to a lesser extent, in the fixed-income asset class. The proportion of the overall portfolio invested in the equity asset classes is based on Seligman's research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The international equity asset class is included because it has the potential to provide competitive returns as well as diversification. An allocation to the fixed-income asset class is included in an attempt to provide relative diversification and stability and some current income. Under normal market conditions, the Fund will approximately maintain its allocation to aggressive asset classes (or such other allocations as may be deemed appropriate in the future) until 2026 when TargETFund 2045 is

--------------------------------------------------------------------------------
             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS 21P intended to become more conservative over time until (in 2045) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund
       Core).

[ ] TARGETFUND 2035: Under normal market conditions, this Fund invests primarily in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes (including emerging markets) and, to a lesser extent, in the fixed-income asset class. The proportion of the overall portfolio invested in the equity asset classes is based on Seligman's research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The international equity asset class is included because it has the potential to provide competitive returns as well as diversification. An allocation to the fixed-income asset class is included in an attempt to provide relative diversification and stability and some current income. Under normal market conditions, the Fund will approximately maintain its allocation to aggressive asset classes (or such other allocations as may be deemed appropriate in the future) until 2016 when TargETFund 2035 is intended to become more conservative over time until (in 2035) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core).

[ ] TARGETFUND 2025: Under normal market conditions, this Fund invests primarily in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes (including emerging markets) and, to a lesser extent, in equity REITs and the fixed-income asset class. The proportion of the overall portfolio invested in the equity asset classes is based on Seligman's research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The international equity asset class is included because it has the potential to provide competitive returns as well as diversification. An allocation to the fixed-income asset class is included in an attempt to provide relative diversification and stability and some current income as the Fund moves from a more volatile asset allocation to a less volatile asset allocation.

[ ] TARGETFUND 2015: Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes, including emerging markets. In addition, this Fund under normal market conditions invests in Underlying ETFs that invest in real estate securities (in the form of REITs) and in Underlying ETFs that invest in the fixed-income asset class. Exposure to real estate securities (i.e., REITs) can provide relative diversification, and reduce volatility in yield and market values. An allocation to the fixed-income asset class is included in an attempt to provide relative diversification and stability and some current income.

[ ] TARGETFUND CORE: Under normal market conditions, this Fund invests in Underlying ETFs that primarily invest in (i) domestic mid- and large-capitalization equity asset classes; (ii) international equity asset classes (not including emerging markets); (iii) real estate securities (in the form of REITs); and (iv) the fixed-income asset class (including Underlying ETFs that invest in U.S. government securities, inflation-protected securities (e.g., Treasury-Inflation Protected Securities or
       TIPs), and fixed-income securities issued by corporations). The Fund normally will not invest in ETFs that track the indices included under the caption "Underlying ETFs -- Types of Underlying ETFs -- U.S. Small Capitalization Equity" or that primarily invest in the emerging markets equity asset class. These asset classes are considered too volatile and speculative for investors who seek capital appreciation and preservation of capital with current income. As with TargETFund 2015, exposure to real estate securities (i.e., REITs) can provide relative diversification, and reduce volatility in yield and market values. Similarly, exposure to the fixed-income asset class is included in an attempt to provide relative diversification and stability and current income. An allocation to Underlying ETFs that invest in U.S. government securities is included because such an allocation can help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn. An allocation to Underlying ETFs that invest in TIPs is included because such an allocation can help protect capital against the effects of inflation.

Q:     WHAT IS SELIGMAN TIME HORIZON MATRIX?

A: Seligman Time Horizon Matrix is a multidiscipline strategy designed for investors seeking to manage market risk and build wealth over time. The strategy is based on historical calendar-year performance of various asset classes since 1950 and may be updated as the Investment manager deems appropriate. The foundation for this strategy is the historical observation that the relative risk of various asset classes changes over time. For example, from 1950 to 2008, the worst 20 calendar-year period for small cap stocks produced an average annual return of 7.86% which is better than the best 20 calendar-year period for Treasury bills, which posted a 7.72% average annual return (see Appendix B). Based on this observation, the Investment manager believes that time, as well as asset allocation, can be used to diversify risk. Through its systematic investment approach that seeks to meet financial goals, Seligman Time Horizon Matrix seeks to manage the impact of market fluctuations. A basic premise of Seligman Time Horizon Matrix is to stay invested throughout market fluctuations rather than trying to time general market movements and avoid volatility by jumping in and out of

--------------------------------------------------------------------------------
22P SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS various investments. As investment history has shown, it has been nearly impossible to time general market movements successfully on a consistent basis.

Q:     WHAT IS SELIGMAN HARVESTER?

A: Seligman Harvester (which is incorporated into Seligman Time Horizon Matrix) is an asset allocation strategy designed for investors who seek current income and capital preservation as well as growth of capital. This strategy is designed for investors who need to withdraw income from accumulated assets, and who, therefore, may be more sensitive to the volatility of their investments. For example, if you withdraw a fixed amount of an investment in a down market you deplete more capital than you would in an up market because you have to sell more of your investment to produce the desired withdrawal. Further, if the market rebounds, fewer assets will be left to take part in the upswing. The Seligman Harvester strategy seeks to reduce such risks through what the investment manager believes is an appropriate allocation to historically less volatile asset classes. If you purchase TargETFund Core and are seeking to withdraw income from this Fund, the investment manager recommends that you consult a financial and/or tax advisor to develop an appropriate withdrawal strategy that includes, for example, such factors as your liquidity needs, other sources of income, and tax considerations.

Q:     HOW WAS SELIGMAN TIME HORIZON MATRIX DEVELOPED?

A: Seligman Time Horizon Matrix is the result of extensive proprietary research by Seligman that examines the performance of different asset classes over various time periods. Although past performance of asset classes is not a guarantee of future results, the investment manager believes that an analysis of historical performance can provide guidelines that help make prudent long-term investment decisions. Seligman's research shows that, historically, as time frames lengthen, market volatility and the relative risk among various asset classes changes.

       For example, small-capitalization stocks have been relatively volatile when compared with Treasury bills over a number of different one-year holding periods. However, when holding periods have been extended, the relative risk between small-capitalization stocks and Treasury bills has been more closely aligned. In fact, this research demonstrates that in any 20 calendar-year holding period since 1950 the WORST performance of small-capitalization stocks surpassed the BEST performance of Treasury bills. Seligman Time Horizon Matrix is the result of similar comparisons among all the asset classes described in Appendix A over one-, five-, 10- , 20- and 30-year holding periods. Of course, past performance is not a guarantee of future results.

Q:     HOW WAS SELIGMAN HARVESTER DEVELOPED?

A: Seligman Harvester also was developed through proprietary research conducted by Seligman. Using sophisticated statistical techniques to analyze asset class returns since 1950, this research tested different combinations of withdrawal strategies and asset allocations to assess the probability of conserving capital in down markets while realizing current income. Like Seligman Time Horizon Matrix, Seligman Harvester may be updated. One of the key design parameters for a Harvester portfolio was to develop an allocation that would have had no negative investment results over any five-year period since 1950. Seligman's research indicates that an asset allocation comprising equities (including real estate securities), fixed-income securities and U.S. government securities was particularly effective in conserving capital over long time periods when used with certain withdrawal strategies. Under normal market conditions, Seligman TargETFund Core intends to maintain an asset allocation that includes such asset classes.

Q: HOW DO THE TARGETFUNDS IMPLEMENT THE TIME HORIZON MATRIX AND HARVESTER STRATEGIES?

A: TargETFund 2025 and TargETFund 2015 seek to reduce an investor's portfolio volatility on a periodic basis through "migration." Migration involves periodically shifting portfolio investments from historically more volatile asset classes to historically less volatile asset classes. This process continues generally in accordance with the recommendations in Seligman Time Horizon Matrix until the portfolio matches the asset allocation recommended by TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). The investment manager may deviate from the Seligman Time Horizon Matrix's recommended allocations at any time (including at migration or otherwise) based on market or other conditions or events. For example, Seligman (as the predecessor investment investment manager) has added an allocation to the fixed-income asset class to each of TargETFund 2045 and TargETFund 2035 and increased such allocation to TargETFund 2025. As discussed above, TargETFund 2025 and TargETFund 2015 have implemented migration. TargETFund 2045 and TargETFund 2035 will automatically implement migration in 2026 and 2016, respectively. TargETFund Core, which seeks to approximately maintain its target allocation, does not use migration.

Q:     WHAT IS THE RISK MANAGEMENT OVERLAY?


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             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  23P

A: The Risk Management Overlay is an options strategy designed by the investment manager and is intended to improve the risk/reward characteristics of the Funds by reducing the short-term market volatility of the Funds' holdings by accepting lower returns in up markets in exchange for lower volatility and higher returns in down, flat or gently rising markets.

Q:     WHAT TYPES OF OPTION STRATEGIES WILL THE FUNDS USE?

A: The Funds will write covered call options ("buy-write" strategy) and buy call and put options on Underlying ETFs held by the Funds. Each Fund may write covered call options on up to 75% of the value of Underlying ETFs that invest in equity securities (e.g., Underlying ETFs that track the S&P 500) as held in that Fund's portfolio. It is currently anticipated that under normal market conditions that those Funds that are more than 11 years from their respective target date year will not write covered call options. However, in abnormal market conditions (as perceived by the investment manager), each such Fund may write covered call options on up to 25% of the value of the Underlying ETFs in its portfolio that invest in equity securities. The Funds may also buy call options in connection with closing out any call options that the Funds have written. Additionally, each Fund may purchase protective put options on up to 100% of the value of Underlying ETFs in its portfolio that invest in equity securities.

Q:     WHY SHOULDN'T I JUST INVEST IN UNDERLYING ETFS DIRECTLY?

A: Investing in the Funds offers you the choice of turnkey convenience, simplicity and the benefits of the investment manager's on-going research. For example, your statements will detail only one Fund rather than all the various individual Underlying ETFs. Moreover, by using cash flows and periodic adjustments, the investment manager will seek to maintain an investment in Underlying ETFs that approximates, to the extent possible, targeted allocations. In addition, the Risk Management Overlay, which is an options strategy implemented by investment professionals that requires daily monitoring, may be difficult for an individual investor to implement on their own. In addition, if you choose to invest in Underlying ETFs and/or options separately, you would have to make adjustments to the asset allocation and options strategies yourself. Such adjustments may result in significant transaction costs.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES AND RISKS

As mentioned above, each Fund pursues its investment objective by investing in Underlying ETFs. Each Fund may also invest up to 20% of its net assets in U.S. government securities, high-quality short-term debt instruments, cash and cash equivalents. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their respective strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Funds from achieving their respective objective(s).

A Fund may purchase or sell shares of Underlying ETFs, U.S. government securities and high-quality short-term debt instruments: (a) to accommodate purchases and sales of its shares; (b) with respect to the Target Date Funds, to implement the process of migration as discussed under "Asset Allocation Strategies" and "Questions and Answers about the Funds"; and (c) to adjust the percentages of its assets invested in each Underlying ETFs, U.S. government securities, high-quality short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, as well as changes in Seligman Time Horizon Matrix.

As described above, under normal conditions, the investment manager, with respect to certain of the Funds, intends periodically to reallocate its investments in Underlying ETFs. The investment manager may also reallocate any Fund's investments in response to economic, market or other conditions or events. In both cases, these reallocations may generate net capital gains (including short-term capital gains that are generally taxed to investors at ordinary income tax rates) to investors in such Funds. The investment manager will seek to minimize the realization of net capital gains by allocating both positive and negative cash flows (realized from purchases and sales of Fund shares) in a manner that moves the actual positions in Underlying ETFs toward the asset allocations deemed appropriate by the investment manager. However, the reallocation process may generate net capital gains for investors that are higher than the net capital gains ordinarily incurred by an investor through an asset allocation strategy that has broader investment ranges or an asset allocation strategy designed by the investor.

Investors in the Funds may bear expenses directly or indirectly through sales of securities held by the Funds and Underlying ETFs that result in realization of ordinary income or taxable gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates).

Except for its fundamental policies of investing at least 80% of its net assets in Underlying ETFs, each Fund may change its principal strategies if the Board of Directors believes doing so is consistent with that Fund's objective. In addition, Underlying ETFs, U.S. government securities and short-term debt instruments in which each Fund may invest, the asset allocations, indices, and the investments in each Underlying ETF may be changed from time to time without shareholder approval. However, each Fund's objective(s) and its fundamental policies may be changed only with shareholder approval.


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24P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

Each Fund is subject to the risk that the asset allocation strategy used by the Investment manager may fail to produce the intended results. The historical data on which Seligman Time Horizon Matrix and Seligman Harvester are based involve the performance of various asset classes. Past performance, however, is not a guarantee of future performance. Moreover, the investments of Underlying ETFs may differ significantly from the securities that comprise those asset classes, and there is a risk that the performance of Underlying ETFs will not be the same as the performance of those asset classes.

A Fund may not be able to pay or timely pay redemption proceeds within the period stated in the Prospectus because of unusual market or other conditions.

There is no guarantee that investors will realize their investment goals by investing in one or more of the Funds. Investors should carefully consider the risks and tax consequences involved with an investment in one or more of the Funds.

A more complete description of the risks associated with the investment practices of Underlying ETFs is provided under "Certain Risks of Underlying ETFs" in this Prospectus and in "Underlying ETFs" in the Series' Statement of Additional Information.

UNDERLYING ETFS

TYPES OF UNDERLYING ETFS

In pursuing their respective investment objectives, each Fund will invest in Underlying ETFs in accordance with the asset allocation and investment strategies contained in this Prospectus. Underlying ETFs in which the Funds may invest include those that seek to track the indices set forth below by primary asset class. In addition, Underlying ETFs may include ETFs that track different indices within these assets classes or indices corresponding to asset classes that are not listed below. There can be no assurances that any Fund will invest in any particular asset class or that any particular index and corresponding Underlying ETF will be used by any of the Funds. The investment manager may, at its discretion, add other asset classes, indices and Underlying ETFs. Certain indices and Underlying ETFs, due to their characteristics, may fit into more than one asset class, and be used by the Investment manager for that purpose.

US LARGE-CAPITALIZATION EQUITY

--------------------------------------------------------------------------------
[ ] Dow Jones US Select Dividend Index(SM)
[ ] Russell 1000(R) Index
[ ] Russell 1000(R) Growth Index
[ ] Russell 1000(R) Value Index
[ ] Standard & Poor's 500 Composite Stock Index (S&P 500(R))
[ ] Standard & Poor's 100 Stock Index (S&P 100(R))
[ ] NYSE US 100 Index(R)
[ ] Dow Jones Wilshire Large Cap Value Index
[ ] Dow Jones Wilshire Large Cap Growth Index
[ ] Morningstar Large Growth Index
[ ] Morningstar Large Value Index
[ ] S&P 500/Citigroup Pure Value Index
[ ] S&P 500/Citigroup Pure Growth Index
[ ] MSCI US Prime Market Value Index
[ ] WisdomTree LargeCap Dividend Index

US MID-CAPITALIZATION EQUITY

--------------------------------------------------------------------------------
[ ] Russell Midcap(R) Index
[ ] Russell Midcap(R) Value Index
[ ] Russell Midcap(R) Growth Index
[ ] Morningstar Mid Growth Index
[ ] Morningstar Mid Value Index
[ ] S&P MidCap 400/Citigroup Value Index
[ ] S&P MidCap 400/Citigroup Pure Value Index
[ ] S&P MidCap 400/Citigroup Growth Index
[ ] S&P MidCap 400/Citigroup Pure Growth Index
[ ] Dow Jones Wilshire Mid Cap Value Index
[ ] Dow Jones Wilshire Mid Cap Growth Index
[ ] Morgan Stanley Capital International United States Mid Cap Value Index


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             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  25P

[ ] Morgan Stanley Capital International United States Mid Cap Growth Index
[ ] WisdomTree MidCap Dividend Index

US SMALL-CAPITALIZATION EQUITY

--------------------------------------------------------------------------------
[ ] Russell 2000(R) Index
[ ] Russell 2000(R) Value Index
[ ] Russell 2000(R) Growth Index
[ ] S&P SmallCap 600(R) Index
[ ] Morningstar Small Growth Index
[ ] Morningstar Small Value Index
[ ] S&P SmallCap 600/Citigroup Value Index
[ ] S&P SmallCap 600/Citigroup Pure Value Index
[ ] S&P SmallCap 600/Citigroup Growth Index
[ ] S&P SmallCap 600/Citigroup Pure Growth Index
[ ] Dow Jones Wilshire Small Cap Value Index
[ ] Dow Jones Wilshire Small Cap Growth Index
[ ] MSCI US Small Cap Value Index
[ ] MSCI US Small Cap Growth Index
[ ] WisdomTree SmallCap Dividend Index

INTERNATIONAL EQUITY

--------------------------------------------------------------------------------
[ ] Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index(R))
[ ] Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets (EM) Index(SM))
[ ] WisdomTree International LargeCap Dividend Index
[ ] WisdomTree International SmallCap Dividend Index

FIXED INCOME

--------------------------------------------------------------------------------
[ ] iBoxx(R) $ Liquid Investment Grade Index
[ ] iBoxx(R) $ Liquid High Yield Index
[ ] Barclays Capital 1-3 Year US Treasury Index
[ ] Barclays Capital US Aggregate Index
[ ] Barclays Capital US Treasury TIPS Index
[ ] Barclays Capital US Government/Credit Bond Index
[ ] Barclays Capital High Yield Very Liquid Index
[ ] Wachovia High Yield Bond Index
[ ] Barclays Capital Global Treasury Ex US Capped Index
[ ] Barclays Capital US Government Inflation Linked Bond Index

REAL ESTATE SECURITIES

--------------------------------------------------------------------------------
[ ] Dow Jones US Real Estate Index
[ ] Dow Jones Wilshire Ex-US Real Estate Securities Index
[ ] Wilshire REIT Index
[ ] FTSE NAREIT Equity REITs Index(1)
[ ] Cohen & Steers Realty Majors Index
[ ] UBS Global Real Estate Investors Index(1)
[ ] FTSE EPRA/NAREIT Global Real Estate Index(1)
[ ] WisdomTree International Real Estate Index
[ ] S&P REIT Composite Index

By way of example, Underlying ETFs may include specific series of iShares Trust, iShares, Inc., SPDR Trust Series 1, MidCap SPDR Trust and other ETFs that have obtained exemptive orders from the Securities and Exchange Commission (the "SEC").(2)

-----------------
1   As of the date of this Prospectus, the index is not being tracked by an ETF.
2 iShares is a registered mark of Barclays Global Investors, N.A. ("BGI"), and the indices and underlying ETFs noted above are registered marks of various institutions. The Series or the Series' Funds offered by this Prospectus are not sponsored, endorsed, sold, or promoted by BGI, any other ETF sponsor or index sponsor. BGI, other ETF sponsors and index sponsors make no representations or warranties to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds. BGI, other ETF sponsors and index sponsors have no obligation or liability in connection with the operation, marketing, trading or sale of the Funds.


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26P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

Underlying ETFs file financial and other information with the SEC. Such information is publicly available at www.sec.gov. No representation or warranty is hereby made as to the accuracy or completeness of any such information.

LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES

Generally, under the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund may not acquire shares of another investment company (including Underlying ETFs) if, immediately after such acquisition, (i) such Fund would hold more than 3% of the other investment company's total outstanding shares,
(ii) if such Fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such Fund's total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of these limits. The Funds' ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC, and the Underlying ETF and the Funds take appropriate steps to comply with relevant terms and conditions of such orders.

A Fund will invest in an Underlying ETF only if the SEC has issued such an exemptive order to the Underlying ETF which permit investment companies, including the Funds, to invest in the Underlying ETF beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other ETFs in excess of the limitations set forth in the 1940 Act. Each Fund may invest greater than 25% of its assets in any one Underlying ETF, although no Fund intends to invest greater than 40% of its assets in any one Underlying ETF.

To the extent the limitations of the 1940 Act apply to an Underlying ETF, such limitations may prevent a Fund from allocating its investments in the manner that the investment manager considers optimal, or cause the Investment manager to select a similar index or sector-based mutual fund or other investment company (each, an "Other Investment Company"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the Investment manager believes they represent more attractive opportunities than similar Underlying ETFs.

Each Fund invests a substantial portion of its assets in Underlying ETFs. Accordingly, each Fund's performance depends upon a favorable allocation among Underlying ETFs as well as the ability of Underlying ETFs to generate favorable performance.

CERTAIN RISKS OF UNDERLYING ETFS

The following summarizes certain risks associated with investments in Underlying ETFs. The summary is not intended to be exhaustive.

There can be no assurance that the investment objective(s) of any Underlying ETFs will be achieved. Each Underlying ETF's investments (both equity and fixed-income) may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

An investment in Underlying ETFs is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The U.S. government does not guarantee the market value or the current yield of government securities. Each Underlying ETF's net asset value, yield (if applicable) and total return will fluctuate and are not guaranteed by the US government.

EQUITY-RELATED RISKS

The following risks relate to investments in equity securities, including common stocks, securities convertible into common stocks, options and warrants. TargETFund 2045, TargETFund 2035 and TargETFund 2025 will initially invest most of their respective assets in Underlying ETFs investing primarily in equity securities. TargETFund 2015 and TargETFund Core will invest a substantial portion of their assets in Underlying ETFs investing primarily in equity securities.

SECURITIES OF LARGE-CAPITALIZATION COMPANIES -- Certain Underlying ETFs invest a portion of their assets in the stocks of large-capitalization companies. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline. This could adversely affect these Underlying ETF's performance.


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             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  27P

SECURITIES OF SMALL-CAPITALIZATION COMPANIES -- Certain Underlying ETFs invest in the stocks of small-capitalization companies. Investments in such companies typically involve greater risks than investments in larger-capitalization companies. Small-capitalization companies, as a whole, may have shorter operating histories, less experienced management and limited product lines, markets and financial or investment managerial resources. In addition, such companies may be thinly traded and therefore subject to greater price volatility. Also, such companies may be more vulnerable than larger-capitalization companies to adverse business or economic developments.

SECURITIES OF MID-CAPITALIZATION COMPANIES -- Certain Underlying ETFs invest a portion of their assets in the stocks of mid-capitalization companies. These companies, to certain degrees, are subject to the risks associated with investments in large-capitalization companies and small- capitalization companies, each as described above.

SECTOR VOLATILITY -- Certain Underlying ETFs may invest more heavily in certain industries or sectors believed by the investment manager to offer good investment opportunities. If any of these industries or sectors fall out of favor, performance may be negatively affected.

NON-DIVERSIFICATION -- Certain Underlying ETFs are classified as non-diversified. This means that such an Underlying ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, such an Underlying ETF may be more susceptible to risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

ILLIQUID SECURITIES AND DERIVATIVES -- Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives, such as stock index futures. These investments involve higher risk and subject such Underlying ETFs to higher price volatility.

FOREIGN SECURITIES -- Certain Underlying ETFs may invest in securities of foreign issuers. These securities involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

EMERGING MARKETS SECURITIES -- Certain Underlying ETFs may invest in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many U.S. companies.

REAL ESTATE-RELATED RISKS

RISKS OF REAL ESTATE INVESTMENTS AND REITS -- Certain Underlying ETFs may invest in securities issued by real estate companies (including REITs) and these may be subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other capital; overbuilding; lack of completion of developments or delays in completion; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws or other government regulations; costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; limitations on, or unavailability of, insurance on favorable economic terms; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; tenant bankruptcies and other credit problems; changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy; uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism; changes in interest rates; and legal, cultural or technological developments.

These risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by an Underlying ETF and a decline in the value of its investments and, consequently, its share price. To the extent investments are concentrated in particular geographical regions or types of real estate companies, it may be subject to certain of these risks to a greater degree.

The above factors may also adversely affect a borrower's or a lessee's ability or willingness to meet its obligations to the real estate company. In the event of a default by a borrower or lessee, the real estate company may suffer losses, experience delays in enforcing its rights as a mortgagee or lessor and incur substantial costs associated with protecting its investments.


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28P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

Equity REITs (those REITs that invest a majority of their assets in real property and derive their income primarily from rents) may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs (those REITs that invest a majority of their assets in real estate mortgages and derive their income primarily from interest payments) may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs are dependent upon management skills and generally may not be diversified. As a result, performance of any REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. REITs are also subject to heavy cash flow dependency. REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the 1940 Act. Any such failure by a REIT could adversely affect the value of an investment in an Underlying ETF that invests in REITs.

REITs have ongoing operating fees and expenses, which may include management, advisory and administration fees or expenses. These fees and expenses are borne by REIT shareholders, including an Underlying ETF, and indirectly, the Funds.

INTEREST RATE RISK -- Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities.

FIXED-INCOME-RELATED RISKS

The following risks relate to investments in fixed-income securities in which certain Underlying ETFs may invest, including bonds, notes and mortgage-backed securities.

CREDIT RISK -- A fixed-income security may deteriorate in quality to such an extent that its rating is downgraded or its market value declines. Credit risk also includes the risk that an issuer of fixed-income securities would not be able to make or timely make interest and principal payments. If an Underlying ETF holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Ratings by Moody's and S&P are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future condition. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Certain of the Funds invest a portion of their assets in Underlying ETFs that invest in the securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Underlying ETFs in which the Funds invest.

MARKET RISK -- Fixed-income securities in which the relevant Underlying ETFs invest are traded principally by dealers in the over-the-counter market. Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer's credit rating or business prospects. Adverse market conditions could reduce the number of ready buyers.

INTEREST-RATE RISK -- Generally, as interest rates rise, the value of fixed-income securities will decline. This effect of interest rates is usually greater for longer-term securities. Longer-term securities generally tend to produce higher yields but are subject to greater market fluctuations as a result of changes in interest rates than fixed-income securities with shorter maturities.

Additionally, when interest rates are falling, the inflow of new money into each of these Underlying ETFs from their sale of shares will likely be invested in securities producing lower yields than the balance of the Underlying ETF's assets, reducing the current yield of the Underlying ETF. In periods of rising interest rates, the opposite may be true. Certain Underlying ETFs invest in securities issued by the U.S. government, which are considered among the safest of fixed-income investments. However, their market values, like those of other debt securities, will fluctuate with changes, real or anticipated, in the level of interest rates. The value of an Underlying ETF that invests in U.S. government securities will fluctuate accordingly, and its yield will vary based on the yield of its portfolio securities.

ILLIQUID SECURITIES AND DERIVATIVES -- Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives. These investments involve higher risk and subject these Underlying ETFs to higher price volatility.

FOREIGN SECURITIES -- Certain Underlying ETFs may invest in fixed-income securities of foreign issuers. These securities involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.


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             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  29P

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Under the Investment Management Services Agreement (Agreement), the Fund does not pay a management fee, but it does pay taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

Mr. Charles W. Kadlec is the Portfolio Investment manager of the Funds. Mr. Kadlec is also a former Managing Director and Director of Seligman and former President of Seligman Advisors, Inc. and Seligman Services, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester.

Mr. Kadlec joined Seligman in December 1985 and has since held various positions. In 1997, he became Chief Investment Strategist for Seligman Advisors and in 2002 assumed additional responsibilities as the Director of High Net Worth Marketing. In 2004, he became Executive Vice President of Seligman Advisors and became President of Seligman Advisors in January 2005. On November 7, 2008, Mr. Kadlec assumed his current position with RiverSource Investments as Portfolio Investment manager for the Series and Seligman Asset Allocation Series, Inc.

Mr. Kadlec has decision-making authority with respect to each Fund's investments and is responsible for the direction and interpretation of the ongoing statistical research that, in combination with his investment judgment, forms the basis of changes in the asset allocations of the Funds. In addition, he is responsible for managing cash inflows and outflows and the migration process.

Mr. John K. Schonberg, CFA, is Portfolio Manager of the Funds and is responsible for implementing the Risk Management Overlay. He joined RiverSource Investments in 1997 and began investment career in 1988. Mr. Schonberg received a BS from the University of Nebraska.

Mr. Gary Terpening is a Vice President of RiverSource Investments. Mr. Terpening provides assistance in managing the Funds through his research and contributions to investment decisions with respect to the design of the overall asset allocations and through the recommendation of specific Underlying ETFs for the implementation of those allocation strategies.

The SAI provides additional information about the portfolio manager compensation, management of other accounts and ownership of shares of the Funds.


--------------------------------------------------------------------------------
30P  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN EACH FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL
YEARS ENDED ON OR AFTER           , 200           HAS BEEN DERIVED FROM THE
FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH EACH FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.
THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE           ,            HAS
BEEN AUDITED BY OTHER AUDITORS.

[insert financial highlights on final draft]


--------------------------------------------------------------------------------
             SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. - 2009 PROSPECTUS  31P

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9

                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
--------------------------------------------------------------------------------------------------------------------------------

Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.


--------------------------------------------------------------------------------
                                                                             S.2

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.


--------------------------------------------------------------------------------
S.3

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             5.75%               6.10%                5.00%
$50,000--$99,999                                          4.75                4.99                 4.00
$100,000--$249,999                                        3.50                3.63                 3.00
$250,000--$499,999                                        2.50                2.56                 2.15
$500,000--$999,999                                        2.00                2.04                 1.75
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             4.75%               4.99%                4.00%
$50,000--$99,999                                          4.25                4.44                 3.50
$100,000--$249,999                                        3.50                3.63                 3.00
$250,000--$499,999                                        2.50                2.56                 2.15
$500,000--$999,999                                        2.00                2.04                 1.75
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)




--------------------------------------------------------------------------------
                                                                             S.4

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             3.00%               3.09%                2.50%
$50,000--$99,999                                          3.00                3.09                 2.50
$100,000--$249,999                                        2.50                2.56                 2.15
$250,000--$499,999                                        2.00                2.04                 1.75
$500,000--$999,999                                        1.50                1.52                 1.25
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:


--------------------------------------------------------------------------------
S.5

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;


--------------------------------------------------------------------------------
                                                                             S.6

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCS AND THE COMBINATION OF TARGET DATE FUNDS WITH SELIGMAN TARGETFUND CORE

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
S.7

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*
First year                                                                          5%
Second year                                                                         4%
Third year                                                                          3%**
Fourth year                                                                         3%
Fifth year                                                                          2%
Sixth year                                                                          1%
Seventh or eighth year                                                              0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.


--------------------------------------------------------------------------------
                                                                             S.8

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.


--------------------------------------------------------------------------------
S.9

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------
BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.10

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.11

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                            S.12

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


--------------------------------------------------------------------------------
S.13

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.



--------------------------------------------------------------------------------
                                                                            S.14

                                                                           TO OTHER FUNDS
FROM A MONEY MARKET FUND                                           -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes        Yes        Yes
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes



                                                                       TO A MONEY MARKET FUND
FROM OTHER FUNDS                                                   -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes         No         No
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


--------------------------------------------------------------------------------
S.15

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.


--------------------------------------------------------------------------------
                                                                            S.16

For Seligman TargETFunds -- The Funds may purchase or sell (write) options. In general, option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR SELIGMAN TARGETFUNDS. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.


--------------------------------------------------------------------------------
S.17

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under

--------------------------------------------------------------------------------
                                                                            S.18

"Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments

--------------------------------------------------------------------------------
S.19
to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial

--------------------------------------------------------------------------------
                                                                            S.20
redemptions may also adversely affect the ability of the investment manager to implement the underlying fund's investment strategy. RiverSource Investments also has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
S.21

APPENDIX A

SELIGMAN TIME HORIZON MATRIX ASSET CLASSES

Seligman Time Horizon Matrix is the result of extensive ongoing proprietary research by the Investment manager that examines the historical performance of different asset classes over different time periods. The Investment manager compared the performance of these various asset classes over a number of one-, five-, 10- and 20-year holding periods from 1950 to 2008 to assess the relative volatility of the asset classes over time. The asset classes are listed below. In performing its research, the Investment manager selected certain unmanaged indices as approximations for the respective asset classes. The unmanaged indices (in which investors cannot directly invest) used in the research are identified next to their respective asset classes.

US SMALL-COMPANY STOCKS: 1979-2008: Russell 2000 Index; 1950-1978: Ibbotson Small Stock Index

US MEDIUM-COMPANY STOCKS: 1979-2008: Russell Midcap Index; 1950-1978: Estimated as the midpoint between the total return for the Ibbotson Small Stock Index and the Standard & Poor's 500 Composite Stock Index ("S&P 500")

US LARGE-COMPANY STOCKS: 1950-2008: S&P 500

INTERNATIONAL SMALL-COMPANY STOCKS: 1990-2008: Citigroup Extended Markets Index World Ex. US; 1986-1989: NatWest Securities Ltd. ("NWSL") Global Ex. U.S. Smaller Companies Index; 1970-1985: Estimated as the difference between the Morgan Stanley Capital International ("MSCI") Europe Australasia and Far East ("EAFE") Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

EMERGING MARKETS: 1988-2008: MSCI Emerging Markets Free Index; 1985-1987: IFC Global Emerging Composite; 1970-1984: Estimated as the difference between the MSCI EAFE Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

INTERNATIONAL LARGE-COMPANY STOCKS: 1970-2008: MSCI EAFE Index; 1950-1969:
Estimated as the S&P 500

INVESTMENT GRADE FIXED INCOME: 1973- 2008: Barclays Capital Government/Credit Bond Index; 1969-1972: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

HIGH-YIELD CORPORATE SECURITIES: 1989-2008: Citigroup High Yield Market Index; 1981-1988: Credit Suisse First Boston High Yield Index II; 1969-1980: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

US CORPORATE BONDS: 2004-2008: Citigroup BIG Credit-High Grade (10+ Y) AAA-AA Rated (LOC) Index; 1969-2003: Citigroup High Grade Corporate Index; 1950-1968:
Ibbotson Long-Term Corporate Bonds Estimate.

US GOVERNMENT BONDS: 1973-2008: Barclays Capital Government Bond Index; 1950-1972: Ibbotson Long-Term Government Bond Index. To the greatest extent possible, each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges, was used.

REAL ESTATE: 1972-2008: FTSE NAREIT Equity REITs Index; 1950-1971: Estimated through regression analysis.

CASH EQUIVALENTS: US 90-Day Treasury Bills.

INFLATION: 1978-2008: Consumer Price Index for All Urban Consumers; 1950-1977:
Consumer Price Index


--------------------------------------------------------------------------------
            SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. -- 2008 PROSPECTUS  A.1

APPENDIX B

                         RELATIVE RISK CHANGES OVER TIME

  High and Low Average Annual Returns of Asset Classes on a Calendar-Year Basis

                      January 1, 1950 -- December 31, 2008

                     (RELATIVE RISK CHANGES OVER TIME GRAPH)

The above chart does not represent the past or future performance of any Seligman Mutual Fund.

Figures derived from Ibbotson, Citigroup, and FactSet. The above chart shows the high and low average annual returns on a calendar-year basis from 1950-2008 for US Small-Company Stocks, US Large-Company Stocks, US Corporate Bonds, US Government Bonds, and US Treasury Bills. Total returns reflect the reinvestment of distributions, if any. The returns of these asset classes, as represented by the unmanaged indices described below, in which individuals cannot directly invest, are for illustrative purposes only, reflect past performance, and do not reflect the performance of any mutual fund, nor are they any representation of the future performance of mutual funds or any other investment product. Also, keep in mind that the securities represented by the indices involve widely varying degrees of income and growth potential, and risk to investors. Rates on Treasury bills and Government bonds are fixed, and principal, if held to maturity, is guaranteed. Corporate bonds offer a fixed rate of return and principal value. Although common stocks have produced higher historical returns, they may subject principal to greater risk than other types of investments. The stocks of smaller companies are subject to greater price fluctuation than the stocks of larger companies.

The indices are comprised of the following: US Small-Company Stocks: Russell 2000 (1979-2007) and Ibbotson Small Stock Index (1950-1978); US Large-Company
Stocks: Standard & Poor's 500 Composite Stock Index (S&P 500); Investment Grade Fixed Income: Barclays Capital Government/Credit Bond Index (1973-2007), estimated as the Citigroup High Grade Corporate Index (1969-1972), and Ibbotson Long Term Corporate Bonds estimate (1950-1968); US Government Bonds: Barclays Capital Government Bond Index (1973-2007) and Ibbotson Long-Term Government Bond Index (1950-1972); and Treasury Bills: Ibbotson One Bill Portfolio.


--------------------------------------------------------------------------------
B.1  SELIGMAN TARGET HORIZON ETF PORTFOLIOS, INC. -- 2009 PROSPECTUS

RIVERSOURCE FAMILY OF FUNDS PRIVACY NOTICE

The RiverSource Family of Funds, which includes RiverSource, Seligman, and Threadneedle branded funds (collectively, the "funds"), are committed to respecting shareholders' rights of privacy and we have adopted the following policy to maintain the confidentiality of the information you share with us:

INFORMATION WE COLLECT

We know that you expect us to conduct and process your business in a manner that is both accurate and efficient. To do so, we may collect information about you such as your name, address, Social Security number and the names of your beneficiaries. This information is collected from applications or other forms that you provide to us or the financial intermediaries that distribute the funds. We also collect information about your transactions in the funds. In addition, we may obtain information about you from third parties in order to service your account. Financial intermediaries which distribute the funds and service your account, whether or not affiliated with us, may have a customer relationship with you and may independently collect information from you. This Privacy Notice does not apply to their independent collection or use of information about you.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except in two circumstances. We disclose information to companies, whether or not affiliated with us, that help us by providing services to you including companies that market funds on our behalf. We also disclose information when we are permitted or required by law to do so, such as when information is provided to the IRS for tax purposes.

SECURITY

We maintain physical, electronic, and procedural safeguards to protect your personal information. In addition, we insist that the distributors and other companies that perform services for us limit access to your personal information to authorized employees and agents, and maintain appropriate physical, electronic and procedural safeguards.

This privacy notice applies to each fund in the RiverSource Family of Funds, to Tri-Continental Corporation and to RiverSource LaSalle International Real Estate Fund. It also applies to RiverSource Investments, LLC, RiverSource Fund Distributors, Inc. and RiverSource Service Corporation with respect to the investment advisory, distribution and shareholder services each may provide to the funds.


--------------------------------------------------------------------------------
                                         THIS PAGE IS NOT PART OF THE PROSPECTUS

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.

Additional information about the funds and their investments are available in the funds' SAI, and annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.

RiverSource Family of Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 221-2450

RiverSource Family of Funds information available:
(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.



Investment Company Act File #
811-21788




TICKER SYMBOL
Seligman
TargETFund 2015     Class A: STJAX   Class C: STJCX   Class R2: STJRX  Class R5: STJIX
Seligman
TargETFund 2025     Class A: STKAX   Class C: STKCX   Class R2: STKRX  Class R5: STKIX
Seligman
TargETFund 2035     Class A: STZAX   Class C: STZCX   Class R2: STZRX  Class R5: STZIX
Seligman
TargETFund 2045     Class A: STQAX   Class C: STQCX   Class R2: STQRX  Class R5: STQIX
Seligman
TargETFund Core     Class A: SHVAX   Class C: SHVCX   Class R2: SHVRX  Class R5: SHVIX



(SELIGMAN LOGO)                                               S-6394-99 F (4/09)

                   SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

                            SELIGMAN TARGETFUND 2045
                            SELIGMAN TARGETFUND 2035
                            SELIGMAN TARGETFUND 2025
                            SELIGMAN TARGETFUND 2015
                            SELIGMAN TARGETFUND CORE

                       Statement of Additional Information
                                  Nov. 27, 2009

                         734 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information -Toll-Free Telephone: (800) 445-1777

Effective November 7, 2008, RiverSource Investments, LLC ("RiverSource Investments" or "Manager"), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), completed its acquisition (the "Acquisition") of J. & W. Seligman & Co. Incorporated ("Seligman"). With the Acquisition completed and shareholders of Seligman TargetHorizon ETF Portfolios, Inc. (the "Series") having previously approved (at special meetings held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Series, RiverSource Investments became the new investment manager of the Series, effective November 7, 2008.

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus dated Nov. 27, 2009 of the Series, an asset allocation series containing five separate and distinct funds:
Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core (collectively, the "Funds"). Although authorized by the Series' Board of Directors, Class B shares are not currently being offered by the Funds. This SAI, although not in itself a Prospectus, is incorporated by reference into each Prospectus in its entirety. It should be read in conjunction with each Prospectus, which you may obtain by writing or calling the Series at the above address or telephone numbers, respectively.

The financial statements and notes included in the Series' Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds,

Seligman funds and Threadneedle funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section of each funds' prospectus. The Series is governed by a Board of Directors that meets regularly to review a wide variety of matters affecting the Series. Detailed information about Fund governance, the Funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), and other aspects of Fund management can be found by referencing the Table of Contents on the following page.

The website references in this SAI are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this SAI.

                                Table of Contents

Series History                                                 3
Description of the Series and its Investments and Risks        3
Management of the Series                                      10
Control Persons and Principal Holders of Securities           18
Investment Advisory and Other Services                        20
Portfolio Managers                                            29
Brokerage Allocation and Other Practices                      32
Capital Stock and Other Securities                            33
Purchase, Redemption, and Pricing of Shares                   33
Taxation of the Series                                        40
Underwriters                                                  42
Calculation of Performance Data                               48
Financial Statements                                          50
Information Regarding Pending and Settled Legal Proceedings   50
General Information                                           51
Appendix A: The Seligman Funds                                52
Appendix B: The RiverSource Complex of Funds                  53

                                 SERIES HISTORY

Seligman TargetHorizon ETF Portfolios, Inc. was incorporated under the laws of the state of Maryland on July 6, 2005. As of November 7, 2008, the Series is part of the RiverSource Family of Funds. The RiverSource Family of Funds includes a comprehensive array of funds managed by RiverSource Investments, including the Series and the other Seligman funds.

             DESCRIPTION OF THE SERIES AND ITS INVESTMENTS AND RISKS

Classification

Seligman TargetHorizon ETF Portfolios, Inc. is a diversified open-end management investment company, or mutual fund, which consists of five separate and distinct funds: Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core.

Investment Strategies and Risks

The following information regarding each Fund's investments and risks supplements the information contained in the Prospectuses.

General

Each Fund seeks to achieve its investment objective(s) by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds" or "ETFs", whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Each ETF generally tracks a securities index or a basket of securities. In addition to investments in shares of ETFs ("Underlying ETFs"), a Fund may invest in U.S. government securities, high-quality short term debt instruments, cash and cash equivalents. In addition to a Fund's operating expenses, investors will indirectly pay the operating expenses of Underlying ETFs. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in an Underlying ETF.

Each Fund invests in shares of Underlying ETFs and its performance is directly related to the ability of its Underlying ETFs to meet their respective investment objectives, as well as RiverSource Investments' allocation among Underlying ETFs. Accordingly, each Fund's investment performance will be influenced by the investment strategies of, and risks associated with, Underlying ETFs in direct proportion to the amount of assets each Fund allocates to Underlying ETFs utilizing such strategies.

The Funds

The investment objectives and principal investment strategies of each Fund, as well as the principal risks associated with each Fund's investment strategies, are set forth in the Prospectuses. Certain additional investment information is set forth below.

BORROWING. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit a Fund's net investment income in any given period.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of a Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed, or any gain in value less than the cost of amounts borrowed, would cause a Fund's net asset value to decline more than would otherwise be the case.

LENDING OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to brokers or dealers, banks, or other institutional borrowers of securities. The borrower must maintain with such Fund cash or equivalent collateral equal to at least 100% of the current market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on the securities. Each Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by a Fund will generally be short-term. Loans are subject to termination at the option of the applicable Fund or the borrower. The applicable Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. No Fund has the right to vote securities on loan, but would terminate a loan and regain the right to vote if that were considered important with respect to the investment. A Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by such Fund is insufficient to replace the loaned securities. In addition, a Fund is responsible for any loss that might result from its investment of the borrower's collateral.

RIGHTS AND WARRANTS. Each Fund may invest in common stock rights and warrants. The Board must approve an investment in any warrant if it is of a type that has not previously been utilized. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in the Funds' investment restrictions regarding such securities.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. Each Fund may purchase or sell securities on a when-issued or forward commitment basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may purchase a security on a when-issued or forward commitment basis with or without the intention of actually acquiring the securities and may sell these securities before the purchase settlement date if it is deemed advisable.

When investing in when-issued or forward commitment securities, cash or liquid securities equal to the amount of the when-issued or forward commitment securities will be segregated at the Fund's custodian, and marked to market daily, with additional cash or liquid securities added when necessary. When the time comes to pay for when-issued or forward commitment securities, a Fund will meet its obligations from then available cash flow or the sale of securities (those segregated or otherwise), although a Fund would not normally expect to do so, from the sale of the when-issued or forward commitment securities themselves (which may have a value greater or less than a Fund's payment obligations).

Securities purchased on a when-issued or forward commitment basis are subject to changes in market value based upon investors' perceptions of the creditworthiness of the issuer and upon changes, real or anticipated, in the level of interest rates. If a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or forward commitment basis, the market value of a Fund's assets may fluctuate more than would otherwise be the case. Purchasing a security on a when-issued or forward commitment basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security so purchased. The sale of securities held by a Fund in order to meet obligations resulting from when-issued or forward commitment securities carries with it a greater potential for the realization of capital gain or loss.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements as a short-term cash management tool. A repurchase agreement is an agreement under which a Fund acquires a security, generally a U.S. government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time such Fund holds the security and is unrelated to the interest rate on the security. Each Fund's repurchase agreements will at all times be fully collateralized. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, a decline in value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less.

INVESTMENTS TO CONTROL. If a Fund acquires a large percentage of the securities of a single issuer, it could be deemed to have invested in such issuer for the purpose of exercising control. If a Fund were to make such acquisitions, there is a risk that such Fund would become less diversified, which could increase the volatility of a Fund and increase such Fund's exposure to market, credit and other risks associated with certain issuers' financial condition and business operations.

Underlying ETFs

GENERAL. Each Underlying ETF is a registered investment company with a stated investment objective and is subject to various investment policies and restrictions. Each Underlying ETF files financial and other information with the Securities and Exchange Commission (the "SEC"). Such information is publicly available at www.sec.gov, and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through this website does not form a part of the Series' Prospectuses or this SAI). Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.

The Funds generally expect to purchase shares of Underlying ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an Underlying ETF may also be acquired by depositing a specified portfolio of the Underlying ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the Underlying ETF's custodian, in exchange for which the Underlying ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an Underlying ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the Underlying ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Manager believes it is in a Fund's interest to do so. The Funds' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that Underlying ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that Underlying ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to Underlying ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the Underlying ETF, and the Underlying ETF may not be able to find a substitute service provider. Also, Underlying ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the Underlying ETFs may also terminate. In addition, an Underlying ETF may terminate if its net assets fall below a certain amount.

Although the Funds believe that, in the event of the termination of an Underlying ETF, they will be able to invest instead in shares of an alternate Underlying ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate Underlying ETF would be available for investment at that time.

LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES. Generally, under the 1940 Act, a Fund may not acquire shares of another investment company (including Underlying ETFs) if, immediately after such acquisition, (i) such Fund would hold more than 3% of the other investment company's total outstanding shares,
(ii) if such Fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such Fund's total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of these limits. The Funds' ability to invest in Underlying ETFs will be severely constrained unless Underlying ETFs have received such an order from the SEC, and the Underlying ETF and the Funds take appropriate steps to comply with the relevant terms and conditions of such orders.

A Fund will invest in an Underlying ETF only if the SEC has issued an exemptive order to the Underlying ETF which permits investment companies, including the Funds, to invest in an Underlying ETF beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other ETFs in excess of the 1940 Act limitations. Each Fund may invest greater than 25% of its assets in any one Underlying ETF, although no Fund intends to invest greater than 40% of its assets in any one Underlying ETF.

To the extent the 1940 Act limitations apply to an Underlying ETF, such limitations may prevent a Fund from allocating its investments in the manner that the Manager considers optimal, or cause the Manager to select a similar index or sector-based mutual fund or other investment company (each, an "Other Investment Company"), or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the Manager believes they represent more attractive opportunities than similar Underlying ETFs.

Set forth below is a description of securities (and related risks) that may be invested in by certain Underlying ETFs.

The discussion below does not include investment strategies and techniques (including investments in options and futures, entering into repurchase agreements and swap agreements, and engaging in securities lending) that may be utilized by an Underlying ETF. To the extent that the use of such strategies and techniques leads to a lack of correlation between an Underlying ETF and its underlying index, the performance of the Funds could be adversely impacted.

FOREIGN SECURITIES. Certain Underlying ETFs may invest in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of an Underlying ETF's investments in one country may offset potential gains from investments in another country.

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of an Underlying ETF are uninvested and no return is earned thereon and may involve a risk of loss to an Underlying ETF. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller-capitalization companies may be higher than those of larger-capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case an Underlying ETF could lose its entire investment in a certain market), limitations on the removal of monies or other assets of an Underlying ETF, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest

The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product (GDP), rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying ETF may temporarily hold cash in foreign currencies. The value of an Underlying ETF's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Underlying ETF may incur costs in connection with conversions between various currencies. An Underlying ETF's value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

MORTGAGE PASS-THROUGH SECURITIES. Certain Underlying ETFs may invest in mortgage pass-through securities. Mortgage pass-through securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which an Underlying ETF invests occurs, the Underlying ETF may have to invest the proceeds in securities with lower yields.

The Government National Mortgage Association ("GNMA") is a U.S. Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association ("FNMA"), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

U.S. GOVERNMENT OBLIGATIONS, BANK OBLIGATIONS AND COMMERCIAL PAPER. Each of the Funds may invest a portion of their assets in the following:

U.S. Government Obligations. U.S. Government obligations are securities issued or guaranteed as to both principal and interest by the U.S. Government or backed by the full faith and credit of the U.S., such as U.S. Treasury Bills, securities issued or guaranteed by a U.S. Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the U.S. Treasury.

Bank Obligations. Bank obligations include U.S. dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the U.S., and of domestic branches of foreign banks.

Commercial Paper and Short-Term Corporate Debt Securities. Commercial paper and short-term corporate debt securities include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest U.S. bank holding companies in terms of assets.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. Each Fund's policies cannot be changed except by vote of a majority of its outstanding voting securities. Under these policies, each Fund may not:

     - Purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time;

     - Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

     - Issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

     - Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

     - Underwrite the securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies;

     - Purchase or hold any real estate, except a Fund may invest (through Underlying ETFs) in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

     - Make any investment inconsistent with a Fund's classification as a diversified company under the 1940 Act; or

     - Invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (which may include mortgage related securities).

Certain of the Funds' fundamental policies set forth above prohibit transactions "except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC." The following discussion explains the flexibility that the Funds gain from these exceptions.

Purchase of securities on margin - A purchase on margin involves a loan from the broker-dealer arranging the transaction. The "margin" is the cash or securities that the borrower places with the broker-dealer as collateral against the loan. However, the purchase of securities on margin is effectively prohibited by the 1940 Act because the Funds generally may borrow only from banks. Thus, under current law, this exception does not provide any additional flexibility to the Funds.

Issuing senior securities - A "senior security" is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company's common stock with respect to the same earnings or assets. The 1940 Act prohibits a mutual fund from issuing senior securities other than certain borrowings, but SEC staff interpretations allow a fund to engage in certain types of transactions that otherwise might raise senior security concerns (such as short sales, buying and selling financial futures contracts and selling put and call options), provided that the fund maintains segregated deposits or portfolio securities, or otherwise covers the transaction with offsetting portfolio securities, in amounts sufficient to offset any liability associated with the transaction. The exception in the fundamental policy allows the Funds to operate in reliance upon these staff interpretations.

Borrowing money - The 1940 Act permits a Fund to borrow up to 33 1/3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources.

Making loans - The 1940 Act generally prohibits the Funds from making loans to affiliated persons but does not otherwise restrict the Funds' ability to make loans.

Each Fund may not change its investment objective(s) without approval of a majority of its outstanding voting securities.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares of a Fund then outstanding are represented at the meeting in person or by proxy.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets directly in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Each Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the Manager, equate generally to the standards established for U.S. cash equivalents.

Portfolio Turnover

Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities (e.g., Underlying ETFs and individual U.S. Government securities) for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration dates at the time of acquisition were one year or less are excluded from the calculation. The Funds' portfolio turnover rate will not be a limiting factor when the Funds deem it desirable to sell or purchase securities. The Funds' portfolio turnover rates for the fiscal years ended September 30, 2009 and 2008 (were:

FUND              2009    2008
----              ----   -----
TargETFund 2045          48.07%
TargETFund 2035          37.95
TargETFund 2025          60.69
TargETFund 2015          70.11
TargETFund Core          45.75

Disclosure of Portfolio Holdings

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the website as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on its website each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Bowne, Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

                            MANAGEMENT OF THE SERIES

Board Members and Officers

Shareholders elect a Board that oversees the Funds' operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

On November 7, 2008, RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial announced the closing of its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously elected (at special meetings held on November 3, 2008) ten new directors (collectively, the "New Board Members"), the New Board Members took office on November 7, 2008. The New Board Members are: Kathleen Blatz, Arne H. Carlson, Pamela G. Carlton, Patricia M. Flynn, Anne P. Jones, Jeffrey Laikind, Stephen R. Lewis, Jr., Catherine James Paglia, Alison Taunton-Rigby and William F. Truscott. Messrs. Leroy C. Richie and John F. Maher, who were members of the Board prior to November 7, 2008, will continue to serve on the Board after the Acquisition, which would result in an overall increase from ten directors to 12 directors.

Information with respect to the members of the Board is shown below. The RiverSource Family of Funds each member oversees consists of 132 funds, which includes 32 Seligman funds and 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

                            POSITION WITH
                             SERIES AND
                           LENGTH OF TIME       PRINCIPAL OCCUPATION          OTHER             COMMITTEE
NAME, ADDRESS, AGE             SERVED          DURING LAST FIVE YEARS     DIRECTORSHIPS        MEMBERSHIPS
------------------       ------------------   -----------------------   ----------------   ------------------
Kathleen Blatz           Board member since   Chief Justice,            None               Board Governance,
901 S. Marquette Ave.     November 7, 2008    Minnesota Supreme                            Compliance,
Minneapolis, MN 55402                         Court, 1998-2006;                            Investment
Age 55                                        Attorney                                     Review, Joint
                                                                                           Audit

Arne H. Carlson          Board member since   Chair, RiverSource        None               Board Governance,
901 S. Marquette Ave.     November 7, 2008    Funds, 1999-2006;                            Compliance,
Minneapolis, MN 55402                         former Governor of                           Contracts,
Age 75                                        Minnesota                                    Executive,
                                                                                           Investment Review

Pamela G. Carlton        Board member since   President,                None               Distribution,
901 S. Marquette Ave.     November 7, 2008    Springboard-Partners in                      Investment Review,
Minneapolis, MN 55402                         Cross Cultural                               Joint Audit
Age 55                                        Leadership (consulting
                                              company)

Patricia M. Flynn        Board member since   Trustee Professor of      None               Board Governance,
901 S. Marquette Ave.     November 7, 2008    Economics and                                Contracts,
Minneapolis, MN 55402                         Management, Bentley                          Investment
Age 58                                        College; former Dean,                        Review
                                              McCallum Graduate
                                              School of Business,
                                              Bentley College

Anne P. Jones            Board member since   Attorney and Consultant   None               Board Governance,
901 S. Marquette Ave.     November 7, 2008                                                 Compliance,
Minneapolis, MN 55402                                                                      Executive,
Age 74                                                                                     Investment
                                                                                           Review, Joint
                                                                                           Audit

Jeffrey Laikind, CFA     Board member since   Former Managing           American           Distribution,
901 S. Marquette Ave.     November 7, 2008    Director, Shikiar Asset   Progressive        Executive,
Minneapolis, MN 55402                         Management                Insurance          Investment Review,
Age 74                                                                                     Joint Audit

Stephen R. Lewis, Jr.    Board member since   President Emeritus and    Valmont            Board Governance,
901 S. Marquette Ave.     November 7, 2008    Professor of Economics,   Industries, Inc.   Compliance,
Minneapolis, MN 55402                         Carleton College          (manufactures      Contracts,
Age 70                                                                  irrigation         Executive,
                                                                        systems)           Investment Review

John F. Maher               Board member      Retired President and     None               Distribution,
901 S. Marquette Ave.        since 2006       Chief Executive Officer                      Investment
                                              and former                                   Review, Joint
                                                                                           Audit

Minneapolis, MN 55402                         Director, Great Western
Age 66                                        Financial Corporation
                                              (financial services),
                                              1986-1997

Catherine James Paglia   Board member since   Director, Enterprise      None               Board Governance,
901 S. Marquette Ave.     November 7, 2008    Asset Management, Inc.                       Compliance,
Minneapolis, MN 55402                         (private real estate                         Contracts,
Age 57                                        and asset management                         Executive,
                                              company)                                     Investment
                                                                                           Review

Leroy C. Richie          Board member since   Counsel, Lewis &          Digital Ally,      Contracts,
901 S. Marquette Ave.           2000          Munday, P.C. since        Inc. (digital      Distribution,
Minneapolis, MN 55402                         1987; and Vice            imaging);          Investment Review
Age 68                                        President and General     Infinity, Inc.
                                              Counsel, Automotive       (oil and gas
                                              Legal Affairs, Chrysler   exploration and
                                              Corporation, 1990-1997    production); and
                                                                        OGE Energy Corp.
                                                                        (energy and
                                                                        energy services)

Alison Taunton-Rigby     Board member since   Chief Executive Officer   Idera              Contracts,
901 S. Marquette Ave.     November 7, 2008    and Director,             Pharmaceuticals,   Distribution,
Minneapolis, MN 55402                         RiboNovix, Inc. since     Inc.               Executive,
Age 65                                        2003 (biotechnology);     (biotechnology);   Investment
                                              former President,         Healthways, Inc.   Review
                                              Forester Biotech          (health
                                                                        management
                                                                        programs)

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                            POSITION WITH
                              SERIES AND
                            LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OTHER
NAME, ADDRESS, AGE              SERVED                LAST FIVE YEARS         DIRECTORSHIPS   COMMITTEE MEMBERSHIPS
------------------      ---------------------   ---------------------------   -------------   ---------------------
William F. Truscott     Board member and Vice   President - U.S. Asset        None            Investment Review
53600 Ameriprise           President since      Management and Chief
Financial Center           November 7, 2008     Investment Officer,
Minneapolis, MN 55474                           Ameriprise Financial, Inc.
Age 49                                          since 2005; President,
                                                Chairman of the Board and
                                                Chief Investment Officer,
                                                RiverSource Investments,
                                                LLC since 2001; Director,
                                                President and Chief
                                                Executive Officer,
                                                Ameriprise Certificate
                                                Company since 2006;
                                                Chairman of the Board,
                                                Chief Executive Officer
                                                and President, RiverSource
                                                Distributors, Inc. since
                                                2006 and of RiverSource
                                                Fund Distributors, Inc.
                                                since 2008; and Senior
                                                Vice President - Chief
                                                Investment Officer,
                                                Ameriprise Financial,
                                                Inc., 2001-2005

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the other officers are:

FUND OFFICERS

                                          POSITION HELD
                                       WITH THE SERIES AND                   PRINCIPAL OCCUPATION
NAME, ADDRESS, AGE                      LENGTH OF SERVICE                   DURING PAST FIVE YEARS
------------------                    --------------------   ----------------------------------------------------
Patrick T. Bannigan                   President since        Director and Senior Vice President - Asset
172 Ameriprise Financial Center       November 7, 2008       Management, Products and Marketing, RiverSource
Minneapolis, MN 55474                                        Investments, LLC and Director and Vice President -
Age 44                                                       Asset Management, Products and Marketing,
                                                             RiverSource Distributors, Inc. since 2006 and of
                                                             RiverSource Fund Distributors, inc. since 2008;
                                                             Managing Director and Global Head of Product, Morgan
                                                             Stanley Investment Management, 2004-2006; President,
                                                             Touchstone Investments, 2002-2004

Michelle M. Keeley                    Vice President since   Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center       November 7, 2008       Ameriprise Financial, Inc. and RiverSource
Minneapolis, MN 55474                                        Investments, LLC since 2006; Vice President -
Age 45                                                       Investments, Ameriprise Certificate Company since
                                                             2003; Senior Vice President - Fixed Income,
                                                             Ameriprise Financial, Inc., 2002-2006 and
                                                             RiverSource Investments, LLC, 2004-2006

Amy K. Johnson                        Vice President since   Chief Administrative Officer, RiverSource
5228 Ameriprise Financial Center      November 7, 2008       Investments, LLC since 2009; Vice President - Asset
Minneapolis, MN 55474                                        Management and Trust Company Services, RiverSource
Age 44                                                       Investments, LLC, 2006-2009; Vice President -
                                                             Operations and Compliance, RiverSource Investments,
                                                             LLC, 2004-2006; Director of Product Development -
                                                             Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Scott R. Plummer                      Vice President,        Vice President and Chief Counsel - Asset Management,
5228 Ameriprise Financial Center      General Counsel and    Ameriprise Financial, Inc. since 2005; Chief
Minneapolis, MN 55474                 Secretary since        Counsel, RiverSource Distributors, Inc. and Chief
Age 50                                November 7, 2008       Legal Officer and Assistant Secretary, RiverSource
                                                             Investments, LLC since 2006; Chief Counsel,
                                                             RiverSource Fund Distributors, Inc. since 2008; Vice
                                                             President, General Counsel and Secretary, Ameriprise
                                                             Certificate Company since 2005; Vice President -
                                                             Asset Management Compliance, Ameriprise Financial,
                                                             Inc., 2004-2005; Senior Vice President and Chief
                                                             Compliance Officer, USBancorp Asset Management,
                                                             2002-2004

Jeffrey P. Fox                        Treasurer since 2009   Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center                              Financial, Inc. since 2002; Chief Financial Officer,
Minneapolis, MN 55474                                        RiverSource Distributors, Inc. since 2006
Age 54

Eleanor T.M. Hoagland                 Chief Compliance       Chief Compliance Officer, RiverSource Investments,
100 Park Avenue, New York, NY 10017   Officer since 2004     LLC, Kenwood Capital Management LLC, Ameriprise
Age 58                                                       Certificate Company, RiverSource Service Corporation
                                                             and Seligman Data Corp. since 2009; Chief Compliance
                                                             Officer of each of the investment companies of the
                                                             Seligman Group of Funds since 2004 and all funds in
                                                             the RiverSource Family of Funds since 2009; Anti-
                                                             Money Laundering Prevention Officer and Identity
                                                             Theft Prevention Officer of each of the Seligman
                                                             funds since 2008; and Managing Director, J. & W.
                                                             Seligman & Co. Incorporated and Vice-President of
                                                             each of the Seligman funds from, 2004- 2008.

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Board Governance Committee. Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee held ___ meetings during the last fiscal year.

Compliance Committee. This committee supports the Series' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Series' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Series' CCO to meet with independent Board members on a regular basis to discuss compliance matters. The committee held ___ meetings during the last fiscal year.

Contracts Committee. This committee reviews and oversees the contractual relationships with service providers and receives and analyzes reports covering the level and quality of services provided under contracts with the Series. It also advises the Board regarding actions taken on these contracts during the annual review process. The committee held ___ meetings during the last fiscal year.

Distribution Committee. This committee reviews and supports product development, marketing, sales activity and practices related to the Series, and reports to the Board as appropriate. The committee held ___ meetings during the last fiscal year.

Executive Committee. This committee acts for the Board between meetings of the Board. The committee held ___ meetings during the last fiscal year.

Investment Review Committee. This committee reviews and oversees the management of the Series' assets and considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held ___ meetings during the last fiscal year.

Joint Audit Committee. This committee oversees the accounting and financial reporting processes of the Series and internal controls over financial reporting and oversees the quality and integrity of the Series' financial statements and independent audits as well as the Series' compliance with legal and regulatory requirements relating to the Series' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Series' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee held ___ meetings during the last fiscal year.

Beneficial Ownership of Shares

As of December 31, 2008, the Directors beneficially owned shares in the Series and the RiverSource complex of funds (which includes the Seligman funds) as follows:

                                                           AGGREGATE DOLLAR RANGE OF SHARES
                         DOLLAR RANGE OF SHARES OWNED BY       OWNED BY DIRECTOR IN THE
NAME                          DIRECTOR IN THE SERIES         RIVERSOURCE COMPLEX OF FUNDS
----                     -------------------------------   --------------------------------
                                 INDEPENDENT BOARD MEMBERS
Kathleen Blatz                         None                         Over $100,000
Arne H. Carlson                        None                         Over $100,000
Pamela G. Carlton                      None                        $50,001-$100,000
Patricia M. Flynn                      None                         Over $100,000*
Anne P. Jones                          None                         Over $100,000
Jeffrey Laikind                        None                         Over $100,000
Stephen R. Lewis, Jr.                  None                         Over $100,000*
John F. Maher                          None                         Over $100,000*
Catherine James Paglia                 None                         Over $100,000*
Leroy C. Richie                        None                         Over $100,000
Alison Taunton-Rigby                   None                         Over $100,000
                                  AFFILIATED BOARD MEMBERS
William F. Truscott                    None                         Over $100,000

*    Total includes deferred compensation invested in share equivalents.

Compensation The following table shows the total compensation paid to independent Board members from the Series and from the RiverSource Family of Funds in the last fiscal period:

                                   AGGREGATE      PENSION OR RETIREMENT BENEFITS      TOTAL COMPENSATION FROM
                                  COMPENSATION       ACCRUED AS PART OF SERIES     SERIES AND FUND COMPLEX PAID
NAME AND POSITION WITH SERIES   FROM SERIES (1)              EXPENSES                      TO DIRECTORS
-----------------------------   ---------------   ------------------------------   ----------------------------
Kathleen Blatz
Arne H. Carlson
Pamela G. Carlton (1)
Patricia M. Flynn (1)
Anne P. Jones
Jeffrey Laikind
Stephen R. Lewis, Jr. (1)
John F. Maher (1)
Catherine James Paglia (1)
Leroy C. Richie
Alison Taunton-Rigby

----------
(1) Ms. Carlton, Ms. Flynn, Mr. Lewis, Mr. Maher and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $_____, $______, $________, $________ and $_____, respectively.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Series' Chief Compliance Officer, Counsel to the independent Board members, and the Series' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008 independent Board members are paid an annual retainer of $95,000. Committee and sub-committee Chairs each receive an additional annual retainer of $5,000. In addition, independent Board members are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, he Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the "Deferred Plan"). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and, as available the Seligman funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Code of Ethics

The funds in the RiverSource Family of Funds (which includes the Seligman funds), RiverSource Investments and the distributor of the RiverSource Family of Funds, have each adopted a Code of Ethics (collectively, the "Codes") and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund's access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated person of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstances under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. The Board, which consists of a majority of independent Board members, determines policies and votes proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

     - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

     - The Board supports annual election of all directors and proposals to eliminate classes of directors.

     - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

     - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

     - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively. The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain funds may invest in shares of other Seligman funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

A note with respect to underlying funds: The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge upon request by calling toll free (800) 221-2450 in the U.S. or collect
(212) 682-7600 outside the U.S.

and (ii) on the SEC's website at www.sec.gov. Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of 30 days after the most recent fiscal year end there was no person or persons who controlled any of the Funds, either through a significant ownership of shares or any other means of control.

Principal Holders

As of 30 days after the most recent fiscal year end, the following principal holders owned of record 5% or more of a Class(1) of shares of the then outstanding shares of capital stock of the Funds as follows:

FUND                       SHAREHOLDER NAME, CITY AND STATE   SHARE CLASS   PERCENTAGE
----                       --------------------------------   -----------   ----------
Seligman TargETFund 2015
Seligman TargETFund 2025
Seligman TargETFund 2035
Seligman TargETFund 2045
Seligman TargETFund Core

----------
(1) Class B shares have been authorized by the Board of Directors but are not currently being offered.

Management Ownership

As of 30 days after the most recent fiscal year end, Directors and officers as a group owned less than 1% of the Class A, Class C, Class I or Class R2 shares of each of TargETFund 2045, TargETFund 2035, TargETFund 2025, TargETFund 2015 and TargETFund Core, respectively. Class B shares are not currently being offered, no such shares are outstanding.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Manager

With the completion of the Acquisition of Seligman by RiverSource Investments and with shareholders having previously approved (at special meetings held in November 2008) a new investment management services agreement between the Series (on behalf of each Fund) and RiverSource Investments (the "Management Agreement"), RiverSource Investments became the new investment manager of the Funds effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the RiverSource Family of Funds, including Seligman funds, and is a wholly-owned subsidiary of Ameriprise Financial. Effective November 7, 2008, each Fund will pay RiverSource Investments a fee for managing its assets. The fees paid by each Fund to RiverSource Investments will be the same annual fee rate that was paid to Seligman prior to November 7, 2008.

Each Fund pays RiverSource Investments a management fee for its services, calculated daily and payable monthly. The fee rate declines as each Fund's net assets increase. The management fee rates are equal to an annual rate of 0.455% of each Fund's average daily net assets for up to $500 million of net assets per Fund, 0.410% of each Fund's average daily net assets from $500 million to $1 billion of net assets per Fund and 0.365% of each Fund's average daily net assets in excess of $1 billion per Fund. In addition, each investor in a Fund will indirectly bear the management fee charged to a Fund by the Underlying ETFs in which such Fund invests.

Through at least January 31, 2015, the RiverSource Investments has contractually undertaken to waive its management fee and/or to reimburse each Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of the average daily net assets of each Class of shares of each Fund. For the year ended September 30, 2008, Seligman, the predecessor investment manager, voluntarily reimbursed certain additional class-specific expenses of TargETFund 2045 and TargETFund 2035 in order to maintain the same net asset values per share for the corresponding share classes of those funds.

The following table indicates the net management fees paid by each Fund (which reflects management fee waivers and/or expense reimbursements) as well, as a percentage of each Fund's average daily net assets for the fiscal years ended September 30, 2009, 2008 and 2007:

                     NET MANAGEMENT FEES   % OF AVERAGE DAILY
FUND                       PAID ($)          NET ASSETS (%)
----                 -------------------   ------------------
                                YEAR ENDED 9/30/09
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

                     NET MANAGEMENT FEES   % OF AVERAGE DAILY
FUND                       PAID ($)          NET ASSETS (%)
----                 -------------------   ------------------
                                YEAR ENDED 9/30/08
TargETFund 2045           $(53,395)              (1.20)%
TargETFund 2035            (47,165)              (0.73)
TargETFund 2025             81,673                0.19
TargETFund 2015             89,516                0.22
TargETFund Core            276,562                0.30

                     NET MANAGEMENT FEES   % OF AVERAGE DAILY
FUND                       PAID ($)          NET ASSETS (%)
----                 -------------------   ------------------
                                YEAR ENDED 9/30/07
TargETFund 2045           $(71,869)              (8.23)%
TargETFund 2035            (80,851)              (5.80)
TargETFund 2025             41,000                0.13
TargETFund 2015             68,732                0.19
TargETFund Core            234,691                0.31

Under the agreement, the fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board member, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organization expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floaters structures; and expenses properly payable by a fund, approved by the Board.

The Management Agreement provides that it is effective on November 7, 2008 and shall continue in full force and effect until November 7, 2010, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of a Fund and by a vote of a majority of Directors who are not parties to the Management Agreement or interested persons of any such party). The Management Agreement may be terminated by either a Fund or RiverSource Investments at any time by giving the other party 60 days' written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting shares of a Fund. The Management Agreement will terminate automatically in the event of its assignment, as such term is defined in the 1940 Act.

Except for bad faith, intentional misconduct or negligence in regard to the performance of its duties under the Management Agreement, neither RiverSource Investments, nor any of its respective directors, officers, partners, principals, employees, or agents will be liable for any acts or omissions or for any loss suffered by the Series or its shareholders or creditors. Each of RiverSource Investments, and its respective directors, officers, partners, principals, employees and agents, will be entitled to rely, and will be protected from liability in reasonably relying, upon any information or instructions furnished to it (or any of them as individuals) by the Series or its agents which is believed in good faith to be accurate and reliable. RiverSource Investments does not warrant any rate of return, market value or performance of any assets in a Fund. Notwithstanding the foregoing, the federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, the Series does not waive any right which it may have under such laws or regulations.

Principal Underwriter

RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., (the "distributor") (an affiliate of RiverSource Investments), located at 50611 Ameriprise Financial Center, Minneapolis, MN 55474, acts as general distributor of the shares of each Fund of the Series, the other Seligman mutual funds, as well as the funds in the RiverSource Family of Funds. The distributor is an "affiliated person" (as defined in the 1940 Act) of the Manager, which is itself an affiliated person of the Series. Those individuals identified above under "Management Information" as directors or officers of the Series and the distributor are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated November 7, 2008, subject to the control of the Series' Board of Directors, RiverSource Investments manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities (e.g., Underlying ETFs, U.S. Government securities and short-term debt instruments) consistent with each Fund's investment objective(s) and policies.

Administrative Services

Under an Administrative Services Agreement, the Series pay Ameriprise Financial administration and accounting services. The asset charge for each calendar day of each year will be equal to the total of 1/365th (1/366th in each leap year) of the amount computed in accordance with the following fee schedule:

                ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES:

$0 - $500,000,000   $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -   $12,000,000,001 +
                    $1,000,000,000    $3,000,000,000     $12,000,000,000
      0.060%            0.055%            0.050%             0.040%              0.030%

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown below:

Other Investment Advice

No person or persons, other than directors, officers, or employees of RiverSource Investments, regularly advise the Series or RiverSource Investments with respect to each Fund's investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of each Fund, as set forth below:

INITIAL SALES CHARGE(a) FOR CLASS A SHARES

Class A shares:

                                                               MAXIMUM
                         SALES CHARGE       SALES CHARGE      REALLOWANCE
                          AS A % OF        AS A % OF NET       AS A % OF
TOTAL MARKET VALUE    PURCHASE PRICE(b)   AMOUNT INVESTED   PURCHASE PRICE
------------------    -----------------   ---------------   --------------
Up to $49,000               5.75%              6.10%             5.00%
$50,000 - $99,999           4.75               4.99              4.00
$100,000 - $249,999         3.50               3.63              3.00
$250,000 - $499,999         2.50               2.56              2.15
$500,000 - $999,999         2.00               2.04              1.75
$1,000,000 and over            0                  0                 0(c), (d)

(a) Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)  Purchase price includes the sales charge.

(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge - Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

Rule 12b-1 Plan

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan ("12b-1 Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to the distributor an administration, shareholder services and distribution fee in respect of such Fund's Class A, Class B, Class C and Class R2 shares, respectively. (There are no such fees in respect of each Fund's Class I shares). Payments by each Fund under its 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Funds' shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying the distributor's costs incurred in connection with its marketing efforts with respect to shares of the Funds. RiverSource Investments may also make similar payments to the distributor from its own resources, which may include the management fee that RiverSource Investments receives from each Fund, respectively. Payments made by each Fund under its 12b-1 Plan are intended to be used to encourage sales of shares of each Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares of the Fund may not be used to pay expenses incurred solely in respect of any other class of the Fund, or any other Seligman mutual fund. Expenses attributable to more than one class of a Fund are allocated between the classes of the Fund in accordance with a methodology approved by the Series' Board of Directors. Expenses of distribution activities that benefit both a Fund and other Seligman mutual funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, each Fund, with respect to its Class A shares, is authorized to pay monthly to the distributor a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund's Class A shares. These fees are used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with the distributor. Such Service Organizations receive from the distributor a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Board of Directors. Each Fund is not obligated to pay the distributor for any such costs it incurs in excess of the fee described above. No expense incurred in one year by the distributor with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If a Fund's 12b-1 Plan is terminated in respect of its Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor with respect to its Class A shares. The total amount paid by each Fund to the distributor in respect of Class A shares for the fiscal year ended September 30, 2009 and such amounts as a percentage of Class A shares' average daily net assets, were as follows:

                                       % OF AVERAGE NET
FUND                 TOTAL FEES PAID        ASSETS
----                 ---------------   ----------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

Class B

Class B shares of the Funds have been authorized by the Board of Directors but are not currently being offered.

Under the 12b-1 Plan, each Fund, with respect to its Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class B shares. The fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties that have purchased the distributor's rights to this fee (the "Purchasers") to compensate them for having funded, at the time of sale of Class B shares of each Fund (i) a 4% sales commission to Service Organizations and (ii) prior to August 1, 2004, a payment of up to 0.35% of sales to the distributor to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to the distributor. A small portion of the distribution fee is paid to the distributor in connection with sales of Class B shares for which no commissions are paid; the distributor may pay this portion of the distribution fee to Service Organizations who have not received any sales commission for the sale of Class B shares. The service fee is used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with the distributor. Such Service Organizations receive from the distributor a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by the distributor or the Purchasers in any one year upon the initial purchase of Class B shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. The distributor and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund's 12b-1 Plan is terminated in respect of its Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor or the Purchasers with respect to its Class B shares.

Class C

Under the 12b-1 Plan, each Fund, with respect to its Class C shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class C shares. The fee is used by the distributor as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any CDSC proceeds, to (1) reimburse the distributor for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or,
(B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time of sale payment and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse the distributor for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect to receive a time of sale payment. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of a Fund. The total amount paid by each Fund to the distributor in respect of Class C shares for the fiscal year ended September 30, 2009 was equal to 1% per annum of the average daily net assets of Class C shares was as follows:

FUND              TOTAL FEES PAID
----              ---------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

The amounts expended by the distributor in any one year with respect to Class C shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by the distributor in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2009, the distributor incurred the following amounts of expenses in respect of each Fund's Class C shares that were not reimbursed from the amounts received from that Fund's 12b-1 Plan. Also shown below are percentages of each such Fund's Class C shares net assets:

                                   % OF THE NET ASSETS OF CLASS C AT
FUND                                      SEPTEMBER 30, 2008=9
----                               ---------------------------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015

                                   % OF THE NET ASSETS OF CLASS C AT
FUND                                      SEPTEMBER 30, 2008=9
----                               ---------------------------------
TargETFund Core

If the 12b-1 Plan is terminated in respect of Class C shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor with respect to its Class C shares.

Class R2

Under the 12b-1 Plan, each Fund, with respect to Class R2 shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 0.50% of the average daily net asset value of the Class R2 shares. This 12b-1 fee is comprised of (1) a distribution fee equal to 0.25% of the average daily net assets attributable to the Class R2 shares and (2) a service fee of up to 0.25% of the average daily net asset value of the Class R2 shares. The 12b-1 fee is used by the distributor in one of two ways, depending on the payout option chosen by Service Organizations. This fee is used by the distributor as follows:

Option 1 - Service Organization opts for time-of-sale payment. A distribution fee of 0.25% of the average daily net assets attributable to such Class R2 shares is used, along with any CDSC proceeds, to (1) reimburse the distributor for its payment at the time of sale of Class R2 shares of a 0.75% sales commission to the Service Organization, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the sale of Class R2 shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class R2 shares is used to reimburse the distributor for its prepayment to the Service Organization at the time of sale of Class R2 shares of a service fee of 0.25% of the net asset value of the Class R2 shares sold (for shareholder services to be provided to Class R2 shareholders over the course of the one year immediately following the sale). After the initial one-year period following a sale of Class R2 shares, the 0.25% servicing fee is used to reimburse the distributor for its payments to the Service Organization for providing continuing shareholder services. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations at the time of sale as service fees.

Option 2 - Service Organization does not opt for time-of-sale payment. The entire 12b-1 fee attributable to the sale of the Class R2 shares, along with any CDSC proceeds, is used to (1) reimburse the distributor for its on-going payment of the entire 12b-1 fees attributable to such Class R2 shares to the Service Organization for providing continuing shareholder services and distribution assistance in respect of the Fund and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor.

The total amount paid by each Fund to the distributor in respect of Class R2 shares for the fiscal year ended September 30, 2009 was equal to 0.50% per annum of the Class R2 shares' average daily net assets, as follows:

FUND              TOTAL FEES PAID
----              ---------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

The amounts expended by the distributor in any one year with respect to Class R2 shares of each Fund may exceed the 12b-1 fees paid by such Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by the distributor in respect of Class R2 shares in one fiscal year to be paid from Class R2 12b-1 fees in any other fiscal year; however, in any fiscal year no Fund is obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2009, the distributor incurred the following amounts of expenses in respect of each Fund's Class R2 shares that were not reimbursed from the amounts received from each Fund's 12b-1 Plan. Also shown are the amounts of percentages of each such Fund's net assets:

                  AMOUNT OF UNREIMBURSED EXPENSES   % OF THE NET ASSETS OF
                       INCURRED WITH RESPECT              CLASS R2 AT
FUND                    TO CLASS R2 SHARES            SEPTEMBER 30, 2009
----              -------------------------------   ----------------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

If the 12b-1 Plan is terminated in respect of Class R2 shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by such Fund to the distributor with respect to Class R2 shares.

Payments made by each Fund under its 12b-1 Plan in respect of Class A, Class C and Class R2 shares for the fiscal year ended September 30, 2009 were spent on the following activities in the following amounts (Class B shares have been authorized by the Board, but have not been and are not offered by the Funds):

FUND/CLASS           COMPENSATION TO UNDERWRITERS   COMPENSATION TO BROKER/DEALERS
----------           ----------------------------   ------------------------------
TargETFund 2045/A
TargETFund 2045/C
TargETFund 2045/R2
TargETFund 2035/A
TargETFund 2035/C
TargETFund 2035/R2

FUND/CLASS           COMPENSATION TO UNDERWRITERS   COMPENSATION TO BROKER/DEALERS
----------           ----------------------------   ------------------------------
TargETFund 2025/A
TargETFund 2025/C
TargETFund 2025/R2
TargETFund 2015/A
TargETFund 2015/C
TargETFund 2015/R2
TargETFund Core/A
TargETFund Core/C
TargETFund Core/R2

----------

The 12b-1 Plans were initially approved on September 15, 2005 in respect of TargETFund 2025, TargETFund 2015 and TargETFund Core, and September 21, 2006 in respect of TargETFund 2045 and TargETFund 2035 by the Board of Directors of the Series, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Series and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or in any agreement related to the 12b-1 Plans (the "Qualified Directors"), and by the sole shareholder of each of TargETFund 2025, TargETFund 2015 and TargETFund Core on September 15, 2005 and TargETFund 2045 and TargETFund 2035 on September 21, 2006. The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Series, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the 12b-1 Plans is proposed to be increased materially, the Funds will either (1) permit holders of Class B shares (to the extent such Class is offered) to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of the Series shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Series be made by such disinterested Directors. The 12b-1 Plans are reviewed annually by the Directors.

RiverSource Services, Inc., formerly known as Seligman Services, Inc. ("RiverSource Services") acts as the broker/dealer of record for shareholder accounts of the Funds that do not have a designated financial advisor. As such, it receives compensation from each Fund pursuant to its 12b-1 Plan for providing personal services and account maintenance to such accounts. For the fiscal year ended September 30, 2009, RiverSource Services received service fees pursuant to each Fund's 12b-1 Plan as follows:

                             SERVICE FEES
                     PAID TO RIVERSOURCE SERVICES
                              FOR FISCAL
FUND                    YEAR SEPTEMBER 30, 2009
----                 ----------------------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

Other Service Providers

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation ("Board Services") located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

RIVERSOURCE SERVICE CORPORATION

Effective on or about June 13, 2009, each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B AND CLASS C.

For Class A, Class B and Class C, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

Class A   Class B   Class C
-------   -------   -------
 $19.50    $20.50    $20.00

CLASS R2 AND CLASS R5. For Class R2 and Class R5, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate of 0.05%.

                               PORTFOLIO MANAGERS

The following table sets forth certain additional information from that discussed in the Prospectus with respect to the portfolio manager of the Series. Unless noted otherwise, all information is provided as of September 30, 2009.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. The table below identifies the number of accounts managed (other than the Series) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For purposes of the table below, each series or portfolio of a registered investment company is treated as a separate registered investment company.

                    REGISTERED INVESTMENT       OTHER POOLED
PORTFOLIO MANAGER         COMPANIES         INVESTMENT VEHICLES   OTHER ACCOUNTS
-----------------   ---------------------   -------------------   --------------
John K. Schonberg

COMPENSATION/MATERIAL CONFLICTS OF INTEREST. Set forth below is an explanation of the structure of, and method(s) used to determine, portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between the portfolio managers' management of the Series' investments and investments in other accounts.

Compensation:

Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job.

Conflicts of Interest:

RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Series and may include a performance based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts. RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

SECURITIES OWNERSHIP. All information is provided as of September 30, 2009.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

The Manager will seek the most favorable price and execution in the purchase and sale of securities. When two or more of the investment companies or other investment advisory clients of the Manager desire to buy or sell these same securities at the same time and the order is placed with the same trading desk of the Manager, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

The Series, RiverSource Investments and the distributor have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that attempt to take advantage of planned portfolio transactions for the Funds.

Fixed-income securities are generally traded on the over-the-counter market on a "net" basis, without a stated commission, through dealers acting for their own account and not as brokers. To the extent the Funds invest directly in U.S. Government securities or short-term instruments, the Funds will engage in transactions with these dealers or deal directly with the issuers. Prices paid to dealers generally include a "spread," i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time.

In over-the-counter markets, the Series deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from, or sell securities to, dealers acting as principal in accordance with applicable law.

Commissions

For the fiscal year ended September 30, 2009, the Funds paid total brokerage commissions on equity security transactions (e.g., purchases and sales of Underlying ETFs) to others for execution, research and statistical services in the following amounts:

                      TOTAL BROKERAGE COMMISSION PAID
FUND                FOR FISCAL YEAR SEPTEMBER 30, 2009
----                ----------------------------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

For the fiscal year ended September 30, 2009, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Funds, Seligman or the distributor.

The Funds generally will not incur commissions in connection with the purchase and sale of fixed-income securities. Because fixed-income securities generally trade on a net basis, they normally do not incur brokerage commissions.

Brokerage Selection

RiverSource Investments selects broker-dealers with the goal of obtaining "best execution". RiverSource Investments will consider a full range and quality of a broker-dealer's services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to RiverSource Investments in connection with its services to clients other than the Funds. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, RiverSource Investments offers its services through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the funds will have a relationship with RiverSource Investments or its affiliates to distribute shares of the investment companies or other investment products offered by RiverSource Investments. With respect to the Funds, RiverSource Investments ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades with respect to the Funds, RiverSource Investments determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

RiverSource Investments monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the funds in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers

During the Funds' fiscal year ended September 30, 2009, the Funds did not acquire securities of any of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                       CAPITAL STOCK AND OTHER SECURITIES

Capital Stock

The Directors of the Series are authorized to issue, create and classify shares of capital stock in separate funds without further action by shareholders. Shares of capital stock of each Fund have a par value of $0.001 and are divided into five classes, designated as Class A common stock, Class B common stock, Class C common stock, Class I common stock and Class R2 common stock. Each share of a Fund's Class A, Class B, Class C, Class I and Class R2 common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan ("Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Series' Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no preferential liquidation, conversion or prescriptive rights.

Other Securities

The Series has no authorized securities other than the above-mentioned common stock.

                               INVESTING IN A FUND

SALES CHARGE

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE

Sales charges are determined as shown in the following tables. The first table is organized by investment category.

                          CLASS A INITIAL SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

                                                     FUND-OF FUNDS -
                                                   FIXED INCOME, STATE
                                                    TAX-EXEMPT FIXED
                                                     INCOME, TAXABLE
                                BALANCED, EQUITY,     FIXED INCOME,
                                 FUND-OF-FUNDS -    TAX-EXEMPT FIXED
                                     EQUITY              INCOME
                             -------------------   -------------------
                                SALES CHARGE(A) AS A PERCENTAGE OF:
                             -----------------------------------------
                              PUBLIC       NET      PUBLIC       NET
FUND CATEGORY                OFFERING    AMOUNT    OFFERING    AMOUNT
TOTAL MARKET VALUE           PRICE(B)   INVESTED   PRICE(B)   INVESTED
------------------           --------   --------   --------   --------
Up to $49,999                  5.75%      6.10%      4.75%      4.99%
$50,000 - $99,999              4.75%      4.99%      4.25%      4.44%
$100,000 - $249,999            3.50%      3.63%      3.50%      3.63%
$250,000 - $499,999            2.50%      2.56%      2.50%      2.56%
$500,000 - $999,999            2.00%      2.04%      2.00%      2.04%
$1,000,000 or more(c), (d)     0.00%      0.00%      0.00%      0.00%

For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

                              SALES CHARGE(A)    SALES CHARGE(A)
                              AS A PERCENTAGE    AS A PERCENTAGE
                                 OF PUBLIC        OF NET AMOUNT
TOTAL MARKET VALUE           OFFERING PRICE(B)      INVESTED
------------------           -----------------   ---------------
Up to $49,999                      3.00%              3.09%
$50,000 - $99,999                  3.00%              3.09%
$100,000 - $249,999                2.50%              2.56%
$250,000 - $499,999                2.00%              2.04%
$500,000 - $999,999                1.50%              1.52%
$1,000,000 or more(c), (d)         0.00%              0.00%

(e) Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(f)  Purchase price includes the sales charge.

(g) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(h) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge - Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end.

CLASS A - LETTER OF INTENT (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13 month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A shares and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by ROA as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; purchases in funds held within a wrap product; and purchases of money market funds unless they are subsequently exchanged to Class A shares of a fund within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS A SHARES

Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof.

INITIAL SALES CHARGE-- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

- participants of "eligible employee benefit plans" including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.

- to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

- plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus's (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value.

     Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

- to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" for which Charles Schwab & Co., Inc. acts as broker dealer.

- to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

- to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

- to other investment companies in the RiverSource Family of Funds pursuant to a "fund of funds" arrangement.

CLASS B SHARES

Class B shares have a CDSC for six years. Class B shares purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the eighth year of ownership.

CDSC - WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- for shares of Seligman funds in retail retirement plans sold to Merrill to which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.

- for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan

- for shares of RiverSource funds held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

     - at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     - selling under an approved substantially equal periodic payment arrangement.

CLASS C SHARES

Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CDSC - WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan and for shares of RiverSource funds held in tax-sheltered custodial accounts where Ameriprise Trust Company is the custodian, in cases where the sale is not a full liquidation of the Qualified Plan Account, and in cases where the sale is a full liquidation of a Qualified Plan Account held for the benefit of multiple plan participants, but the full liquidation is not the result of a mutual fund line-up (plan investment option) change or plan termination.

CLASS D SHARES

Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a frontend sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES

Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES

Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES

Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

-    Qualified employee benefit plans;

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

-    Nonqualified deferred compensation plans;

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

-    Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

-    Bank Trusts.

CLASS W SHARES

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

-    Qualified employee benefit plans;

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

-    Nonqualified deferred compensation plans; and

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

     - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

     - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

     - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each RiverSource fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the RiverSource fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the RiverSource fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the RiverSource fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a RiverSource fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAYMENT IN SECURITIES. In addition to cash, a Fund may accept securities in payment for that Fund's shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge). Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if RiverSource Investments determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Funds would not accept securities with a value of less than $100,000 per issue in payment for shares. Each Fund may reject in whole or in part offers to pay for its shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities of the Funds. Any securities accepted by a Fund in payment for that Fund's shares will have an active and substantial market and have a value which is readily ascertainable.

Offering Price

When you buy or sell shares of each Fund, you do so at the Class's net asset value ("NAV") next calculated after the distributor or SDC accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class of a Fund is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund, including the management fee paid by the Funds, are accrued daily and taken into account for the purpose of determining their respective NAVs. The NAV of Class B, Class C and Class R2 shares of the Funds will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. The NAV of the Class I shares will generally be higher than that of the Class A shares as Class I shares have no 12b-1 fees and may have lower expenses.

VALUING FUND SHARES

A fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

- Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

- Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

- Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

- Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

- Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

- Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

- Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

- Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

- Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

- When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

SPECIMEN PRICE MAKE-UP

Under the current distribution arrangements between the Series and the distributor, Class A shares are sold with a maximum initial sales charge of 5.75%, and Class C, Class R5 and Class R2 shares are sold at NAV(1). Class B shares have been authorized by the Series' Board of Directors but are not currently being offered and, as such, offering price information relating to the Funds' Class B shares is not presented. Using each Class's NAV as of September 30, 2009, the maximum offering price of a Fund's shares is as follows:

                                                  TARGETFUND   TARGETFUND   TARGETFUND   TARGETFUND   TARGETFUND
                                                     2045         2035         2025         2015         CORE
                                                  ----------   ----------   ----------   ----------   ----------
Class A
Net asset value per share
Maximum sales charge (5.75% of offering price)
Offering price to public
Class C
Net asset value and offering price per share(1)
Class I
Net asset value and offering price per share
Class R2
Net asset value and offering price per share(1)

(1) Class C shares are subject to a 1% CDSC if you redeem your shares within one year of purchase. Class R2 shares may be subject to a 1% CDSC on shares redeemed within one year of a retirement plan's initial purchase.

Redemption in Kind

The procedures for selling a Fund's shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities of the Funds and/or the Underlying ETFs is prevented by the closing of, or restricted trading on, the NYSE or any other exchange on which an Underlying ETF trades; (ii) during periods of emergency which make the disposal by the Funds and/or Underlying ETFs of their shares impracticable or it is not reasonably practicable for the Funds and/or the Underlying ETFs to fairly determine the value of their respective net assets; or
(iii) such other periods as ordered by the SEC for the protection of Fund shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Series' responsibility for the prevention of money laundering, you may be required by the Series, RiverSource Investments, the distributor or RiverSource Service Corporation or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Series, the distributor or SDC or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from a Fund. The Series, by written notice to you, may suspend payment to you of any proceeds or distributions if the Series, the distributor or RiverSource Service Corporation or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Series, RiverSource Investments, the distributor or RiverSource Service Corporation or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Series has no arrangements with any person to permit frequent trading of a Fund's shares.

                             TAXATION OF THE SERIES

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES

SUBCHAPTER M COMPLIANCE

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its net capital gain) without a dividends paid deduction. Also, all of a shareholder's distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren't sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.

EXCHANGES, PURCHASES AND SALES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate US shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE

You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS

DIVIDENDS

Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

CAPITAL GAINS DISTRIBUTIONS

Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund's capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder's original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

WITHHOLDING

Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions.. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the fund is "effectively connected" with a US trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a US trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% US withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the US withholding tax.

If the income from the fund is effectively connected with a US trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to US federal income tax at the graduated rates applicable to US citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold US federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

                                  UNDERWRITERS

Distribution of Securities

The Series and the distributor are parties to a Distributing Agreement dated under which the distributor acts as the exclusive agent for distribution of shares of the Funds. The distributor accepts orders for the purchase of the Funds' shares, which are offered continuously. As general distributor of the Funds' shares, the distributor allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances" and, prior to June 4, 2007, Class C shares. The distributor retains the balance of sales charges and any CDSCs paid by investors.

Total sales charges paid by shareholders of Class A shares and (only through June 3, 2007) Class C shares of the Funds for the fiscal years ended September 30, 2009, 2008 and 2007 are shown below. Also shown below are the amounts of Class A and Class C sales charges that were retained by the distributor. Effective June 4, 2007, there is no initial sales charges on purchases of Class C shares. Any initial sales charges paid on Class C shares would relate to purchases prior to June 4, 2007.

                       TOTAL SALES CHARGE PAID     AMOUNT OF CLASS A
                     BY SHAREHOLDERS ON CLASS A       SHARES SALES
                       SHARES FOR FISCAL YEAR     CHARGES RETAINED BY
FUND                     SEPTEMBER 30, 2009         THE DISTRIBUTOR
----                 --------------------------   -------------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

                       TOTAL SALES CHARGE PAID     AMOUNT OF CLASS A
                     BY SHAREHOLDERS ON CLASS A       AND CLASS C
                       AND CLASS C SHARES FOR         SHARES SALES
                      FISCAL YEAR SEPTEMBER 30,   CHARGES RETAINED BY
FUND                            2008                THE DISTRIBUTOR
----                 --------------------------   -------------------
TargETFund 2045               $ 27,815                  $ 3,493
TargETFund 2035                 13,483                    1,677
TargETFund 2025                 79,939                    9,918
TargETFund 2015                 77,218                    9,521
TargETFund Core                126,638                   15,617

                     TOTAL SALES CHARGE PAID BY    AMOUNT OF CLASS A
                       SHAREHOLDERS ON CLASS A        AND CLASS C
                       AND CLASS C SHARES FOR         SHARES SALES
                      FISCAL YEAR SEPTEMBER 30,   CHARGES RETAINED BY
FUND                            2007                THE DISTRIBUTOR
----                 --------------------------   -------------------
TargETFund 2045               $  7,910                  $   791
TargETFund 2035                 13,573                    1,493
TargETFund 2025                188,122                   19,976
TargETFund 2015                242,913                   25,977
TargETFund Core                297,932                   30,512

Compensation

The distributor, which is an affiliated person of RiverSource Investments, which is an affiliated person of the Funds, received the following commissions and other compensation from the Funds during the fiscal year ended September 30, 2009.

                       NET UNDERWRITING
                         DISCOUNTS AND        COMPENSATION ON
                        COMMISSIONS FOR       REDEMPTIONS AND
                     FISCAL YEAR SEPTEMBER      REPURCHASES
                       30, 2008 (CLASS A      (CDSC RETAINED
                       SHARES FRONT-END      ON CLASS A, CLASS
                         SALES CHARGES        C AND CLASS R2      BROKERAGE        OTHER
FUND                       RETAINED)            SHARES) (1)      COMMISSIONS   COMPENSATION(2)
----                 ---------------------   -----------------   -----------   ---------------
TargETFund 2045
TargETFund 2035
TargETFund 2025
TargETFund 2015
TargETFund Core

(1) Includes CDSC retained with respect to Class D shares, which converted to Class C shares.

(2) During the fiscal year ended September 30, 2008, the distributor received distribution and service fees in respect of Class C and Class R2 shares pursuant to the Funds' Rule 12b-1 plans. These amounts and the arrangements pursuant to which such compensation is paid are detailed above under the discussion "Rule 12b-1 Plan."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

PROGRAM AND SHAREHOLDER SERVICING

Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

OTHER PAYMENTS

The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

FINANCIAL INTERMEDIARY ARRANGEMENTS

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

                         CALCULATION OF PERFORMANCE DATA

The Funds may quote performance data in various ways. All performance information supplied by the Funds in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions, if any, and may or may not include the effect of a Class's initial maximum sales charge and/or contingent deferred sales charge, as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical $1,000 investment in a Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Average annual total returns include any applicable maximum initial sales charge or CDSC.

Cumulative total returns reflect the simple change in the value of a hypothetical investment in a Fund over a stated period. The cumulative total return for each Class of shares of a Fund shown below is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period; subtracting the maximum initial sales charge for Class A shares; determining the total value of all dividends and distributions, if any, that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class C and Class R2 shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

The investment returns for the one-year and since-inception periods as well as the cumulative returns in respect of TargETFund 2045 and TargETFund 2035 are calculated from the opening of business on October 2, 2006, commencement of investment operations. The investment returns for the one-year and since-inception periods as well as the cumulative returns in respect of TargETFund 2025, TargETFund 2015 and TargETFund Core are calculated from the opening of business on October 3, 2005, commencement of investment operations.

As stated above, the average annual total returns and cumulative total returns for Class A shares of the Funds includes the applicable maximum initial sales charge, which, effective January 7, 2008, is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Funds' Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

No adjustments have been made for any income taxes payable by investors on dividends or gain distributions or on the redemption of shares.

Historical Investment Results

During the periods for which performance is presented, Seligman, the Fund's investment manager prior to November 7, 2008, waived its management fee and/or reimbursed certain expenses in respect of the Funds. Without such fee waiver/expense reimbursement, returns would have been lower. Class B shares have been authorized by the Series' Board of Directors, but have not been offered and, as such, there is no performance.

The performance of the Funds presented below is through September 30, 2008:

             AVERAGE ANNUAL TOTAL     CUMULATIVE TOTAL RETURN       VALUE OF INITIAL
                   RETURNS                SINCE INCEPTION         $1,000 INVESTMENT (1)
           ------------------------   -----------------------   -----------------------
           1 YEAR   SINCE INCEPTION
           ------   ---------------
                                         TARGETFUND 2045
Class A    (27.12)%     (6.08)%               (11.83)%                 $  882
Class C    (23.99)      (3.93)                 (7.72)                     923
Class I    (22.45)      (3.10)                 (6.13)                     939
Class R2   (23.61)      (3.44)                 (6.77)                     932
                                         TARGETFUND 2035
Class A    (27.19)      (6.13)                (11.92)                     881
Class C    (24.10)      (4.00)                 (7.86)                     921
Class I    (22.51)      (3.14)                 (6.20)                     938
Class R2   (23.68)      (3.48)                 (6.86)                     931
                                         TARGETFUND 2025
Class A    (26.36)      (1.12)                 (3.33)                     967
Class C    (23.37)       0.17                   0.52                    1,005
Class I    (21.75)       1.12                   3.40                    1,034
Class R2   (22.89)       0.66                   1.99                    1,020
                                         TARGETFUND 2015
Class A    (23.46)      (1.00)                 (2.98)                     970
Class C    (20.13)       0.38                   1.16                    1,012
Class I    (18.42)       1.35                   4.10                    1,041
Class R2   (18.89)       0.81                   2.47                    1,025
                                         TARGETFUND CORE
Class A    (19.48)      (1.27)                 (3.76)                     962
Class C    (16.04)       0.01                   0.02                    1,000
Class I    (14.28)       1.06                   3.22                    1,032
Class R2   (15.63)       0.45                   1.35                    1,014

(1) The "Value of Initial $1,000 Investment" as of the date indicated reflects the effect of the maximum sales charge or CDSC, if applicable, and assumes that all dividends and capital gain distributions, if any, were reinvested.

                              FINANCIAL STATEMENTS

The Series' Annual Report to shareholders for the fiscal year ended September 30, 2008 contains portfolios of the investments of the Funds as of September 30, 2008, as well as certain other financial information as of this date. The financial statements and notes included in the Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.

           INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court").

In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Family of Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG").

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds.

Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

                               GENERAL INFORMATION

CUSTODIAN. The funds' securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody or various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund's custodian agreement.

ADMINISTRATION SERVICES. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Seligman Group of Funds, as well as the RiverSource complex of funds. These services include administrative, accounting, treasury, and other services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The financial statements for the fiscal year ended Sept. 30, 2009 or later contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The information for periods ended on or before June 30, 2007 was audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.

THE SELIGMAN FUNDS*                                                   APPENDIX A

RIVERSOURCE LASALLE INTERNATIONAL REAL ESTATE FUND, INC.
RIVERSOURCE U.S. GOVERNMENT MONEY MARKET FUND, INC.
SELIGMAN CAPITAL FUND, INC.
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
SELIGMAN FRONTIER FUND, INC.

SELIGMAN GLOBAL FUND SERIES, INC.

Seligman Global Smaller Companies Fund
Seligman Global Technology Fund
SELIGMAN GROWTH FUND, INC.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

RiverSource LaSalle Global Real Estate Fund
RiverSource LaSalle Monthly Dividend Real Estate Fund

SELIGMAN MUNICIPAL FUND SERIES, INC.

Seligman National Municipal Fund
Seligman Minnesota Municipal Fund
Seligman New York Municipal Fund

SELIGMAN MUNICIPAL SERIES TRUST

Seligman California Municipal High Yield Series
Seligman California Municipal Quality Series


                                   43 1 of 2

SELIGMAN PORTFOLIOS, INC.

Seligman Capital Portfolio
Seligman Cash Management Portfolio
Seligman Common Stock Portfolio
Seligman Communications and Information Portfolio
Seligman Global Technology Portfolio
Seligman International Growth Portfolio
Seligman Investment Grade Fixed Income Portfolio
Seligman Large-Cap Value Portfolio
Seligman Smaller-Cap Value Portfolio

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

Seligman TargETFund 2045
Seligman TargETFund 2035
Seligman TargETFund 2025
Seligman TargETFund 2015
Seligman TargETFund Core

SELIGMAN VALUE FUND SERIES, INC.

Seligman Large-Cap Value Fund
Seligman Smaller-Cap Value Fund
Tri-Continental Corporation

* Cannot be exchanged with any RiverSource fund, RiverSource Partners fund or Threadneedle fund.


                                    52 2 of 2

THE RIVERSOURCE FUNDS*                                                APPENDIX B

RIVERSOURCE BOND SERIES, INC.

RiverSource Floating Rate Fund
RiverSource Income Opportunities Fund
RiverSource Inflation Protected Securities Fund
RiverSource Limited Duration Bond Fund

RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST

RiverSource California Tax-Exempt Fund

RIVERSOURCE DIMENSIONS SERIES, INC.

RiverSource Disciplined Small and Mid Cap Equity Fund
RiverSource Disciplined Small Cap Value Fund

RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.

RiverSource Diversified Bond Fund

RIVERSOURCE EQUITY SERIES, INC.

RiverSource Mid Cap Growth Fund

RIVERSOURCE GLOBAL SERIES, INC.

RiverSource Absolute Return Currency and Income Fund
RiverSource Emerging Markets Bond Fund
RiverSource Global Bond Fund
Threadneedle Emerging Markets Fund
Threadneedle Global Equity Fund

RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

RiverSource Short Duration U.S. Government Fund
RiverSource U.S. Government Mortgage Fund

RIVERSOURCE HIGH YIELD INCOME SERIES, INC.

RiverSource High Yield Bond Fund

RIVERSOURCE INCOME SERIES, INC.

RiverSource Income Builder Basic Income Fund
RiverSource Income Builder Enhanced Income Fund
RiverSource Income Builder Moderate Income Fund

RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.

RiverSource Partners International Select Growth Fund
RiverSource Partners International Select Value Fund
RiverSource Partners International Small Cap Fund

RIVERSOURCE INTERNATIONAL SERIES, INC.

RiverSource Disciplined International Equity Fund
Threadneedle European Equity Fund
Threadneedle Global Equity Income Fund
Threadneedle Global Extended Alpha Fund
Threadneedle International Opportunity Fund


                                    53 1 of 3

RIVERSOURCE INVESTMENT SERIES, INC.

RiverSource Balanced Fund
RiverSource Disciplined Large Cap Growth Fund
RiverSource Diversified Equity Income Fund
RiverSource Disciplined Large Cap Value Fund
RiverSource Mid Cap Value Fund

RIVERSOURCE LARGE CAP SERIES, INC.

RiverSource Disciplined Equity Fund

RIVERSOURCE MANAGERS SERIES, INC.

RiverSource Partners Aggressive Growth Fund
RiverSource Partners Fundamental Value Fund
RiverSource Partners Select Value Fund
RiverSource Partners Small Cap Equity Fund
RiverSource Partners Small Cap Value Fund

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.

RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Total Equity Fund
RiverSource S&P 500 Index Fund
RiverSource Small Company Index Fund

RIVERSOURCE MONEY MARKET SERIES, INC.

RiverSource Cash Management Fund

RIVERSOURCE SECTOR SERIES, INC.

RiverSource Dividend Opportunity Fund
RiverSource Real Estate Fund

RIVERSOURCE SELECTED SERIES, INC.

RiverSource Precious Metals and Mining Fund

RIVERSOURCE SERIES TRUST

RiverSource 120/20 Contrarian Equity Fund
RiverSource 130/30 U.S. Equity Fund
RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund

RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.

RiverSource Short-Term Cash Fund


                                    53 2 of 3

RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST

RiverSource Minnesota Tax-Exempt Fund
RiverSource New York Tax-Exempt Fund

RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.

RiverSource Strategic Allocation Fund
RiverSource Strategic Income Allocation Fund

RIVERSOURCE STRATEGY SERIES, INC.

RiverSource Equity Value Fund
RiverSource Partners Small Cap Growth Fund
RiverSource Small Cap Advantage Fund

RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.

RiverSource Tax-Exempt High Income Fund

RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.

RiverSource Tax-Exempt Money Market Fund

RIVERSOURCE TAX-EXEMPT SERIES, INC.

RiverSource Intermediate Tax-Exempt Fund
RiverSource Tax-Exempt Bond Fund

RIVERSOURCE VARIABLE SERIES TRUST

Disciplined Asset Allocation Portfolios - Aggressive
Disciplined Asset Allocation Portfolios - Conservative
Disciplined Asset Allocation Portfolios - Moderate
Disciplined Asset Allocation Portfolios - Moderately Aggressive
Disciplined Asset Allocation Portfolios - Moderately Conservative
RiverSource Partners Variable Portfolio - Fundamental Value Fund
RiverSource Partners Variable Portfolio - Select Value Fund
RiverSource Partners Variable Portfolio - Small Cap Value Fund
RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Core Equity Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund Seligman Variable Portfolio - Growth Fund
RiverSource Variable Portfolio - High Yield Bond Fund
RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - Dynamic Equity Fund
Seligman Variable Portfolio - Larger-Cap Value Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund
RiverSource Variable Portfolio - Short Duration U.S. Government Fund Seligman Variable Portfolio - Smaller-Cap Advantage Fund
Threadneedle Variable Portfolio - Emerging Markets Fund
Threadneedle Variable Portfolio - International Opportunity Fund

----------
*    Cannot be exchanged with any Seligman fund.


                                    53 3 of 3

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amended and Restated Articles of Incorporation filed electronically on or about Sept. 22, 2005 as Exhibit (a) to Registrant's Post Effective Amendment No. 2 to Registration Statement No. 333-126647 are incorporated by reference.

(a)(2) Articles Supplementary filed electronically on or about Sept. 29, 2006 as Exhibit (a)(2) to Registrant's Post Effective Amendment No. 4 to Registration Statement No. 333-126647 are incorporated by reference.

(a)(3) Articles Supplementary abolishing Class D shares, dated May 16, 2008, filed electronically on or about Jan. 28, 2009 as Exhibit (a)(3) to Registrant's Post Effective Amendment No. 9 to Registration Statement No. 333-126647 are incorporated by reference.

(b) By-laws of the Registrant filed electronically on or about Sept. 22, 2005 as Exhibit (b) to Registrant's Post Effective Amendment No. 2 to Registration Statement No. 333-126647 are incorporated by reference.

(c) Instruments Defining Rights of Security Holders filed electronically on or about Sept. 22, 2005 as Exhibit (c) to Registrant's Post Effective Amendment No. 2 to Registration Statement No. 333-126647 are incorporated by reference.

(d) Investment Management Services Agreement, dated Nov. 7, 2008, amended and restated June 15, 2009, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-126647.

(e)(1) Distribution Agreement, effective Nov. 7, 2008, amended and restated Sept. 14, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (e)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(e)(2) Form of Service Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (h)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about Sept. 25, 2009 as Exhibit (h)(2) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Sept. 14, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about Sept. 25, 2009 as Exhibit
         (h)(3) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about Sept. 25, 2009 as Exhibit (h)(11) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(5) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered: to be filed by Amendment.

(j) Consent of Independent Registered Public Accounting Firm: to be filed by Amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated Sept. 14, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (m) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of Sept. 14, 2009, filed electronically on or about Sept. 25, 2009 as Exhibit (n) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Statement No. 10 to Registration Statement No. 333-126647.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     RiverSource Investments, LLC., ("RiverSource Investments"), as sponsor of the RiverSource Family of Funds, which includes Seligman branded funds, may make initial capital investments in funds (seed accounts). RiverSource Investments also serves as investment manager of certain funds-of-funds that invest primarily in shares of affiliated funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the underlying funds (which votes proxies for the underlying funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification.

Reference is made to the provisions of Articles Twelfth of Registrant's Articles of Incorporation filed as Exhibit 23(a) to Registrant's Post-Effective Amendment No. 2 to the Registration Statement filed on Sept. 22, 2005 and Article X of Registrant's By-laws filed as Exhibit Item 23(b) of Registrant's Post-Effective Amendment No. 4 filed on Sept. 29, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Neysa M. Alecu,         American Enterprise Investment   70400 AXP Financial Center,        Anti-Money Laundering Officer and
Anti-Money Laundering   Services Inc.                    Minneapolis, MN 55474              Identity Theft Prevention Officer
Officer
                        Ameriprise Auto & Home           3500 Packerland Drive              Anti-Money Laundering Officer and
                        Insurance Agency, Inc.           De Pere, WI 54115                  Identity Theft Prevention Officer

                        Ameriprise Bank, FSB             7 World Trade Center               Bank Secrecy Act/Anti-Money
                                                         250 Greenwich Street,              Laundering Officer
                                                         Suite 3900 New York, NY 10007

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                                                         Minneapolis, MN 55474              Identity Theft Prevention Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Anti-Money Laundering Officer and
                        Inc.                             Center, Minneapolis, MN 55474      Identity Theft Prevention Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Anti-Money Laundering Officer
                                                         Minneapolis, MN 55474

                        IDS Capital Holdings Inc.                                           Anti-Money Laundering Officer

                        IDS Management Corporation                                          Anti-Money Laundering Officer

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Anti-Money Laundering Officer
                                                         Minneapolis, MN 55402

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Anti-Money Laundering Officer and
                                                         Center, Minneapolis, MN 55474      Identity Theft Prevention Officer

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                        Company                          Minneapolis, MN 55474              Identity Theft Prevention Officer

                        RiverSource Life Insurance       20 Madison Ave. Ext.               Identity Theft Prevention Officer
                        Company of New York              Albany, NY 12005

                        RiverSource Service              734 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                        Corporation                      Minneapolis, MN 55474              Identity Theft Prevention Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Patrick Thomas          Ameriprise Trust Company         200 Ameriprise Financial Center,   Director, Senior Vice President
Bannigan,                                                Minneapolis, MN 55474
Director and Senior
Vice President -
Asset Management,
Products and
Marketing
                        J. & W. Seligman & Co.           100 Park Avenue                    Director, Senior Vice President -
                        Incorporated                     New York, NY 10017                 Asset Management, Products &
                                                                                            Marketing Group

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Director and Vice President
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Director and Vice President
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,   Director
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Director and Vice President



Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Walter S. Berman,       Advisory Capital Strategies                                         Treasurer
Treasurer               Group Inc.

                        American Enterprise Investment   70400 AXP Financial Center,        Treasurer
                        Services Inc.                    Minneapolis, MN 55474

                        Ameriprise Auto & Home           3500 Packerland Drive              Treasurer
                        Insurance Agency Inc.            De Pere, WI 54115

                        Ameriprise Bank, FSB             9393 Ameriprise Financial          Treasurer
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Captive Insurance                                        Director and Treasurer
                        Company

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Director, Executive Vice President,
                                                         Minneapolis, MN 55474              Chief Financial Officer and Treasurer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Director and Treasurer
                        Inc.                             Center, Minneapolis, MN 55474

                        Ameriprise Holdings, Inc.                                           Chief Financial Officer

                        Ameriprise Insurance Company     3500 Packerland Drive              Treasurer
                                                         De Pere, WI 54115

                        IDS Capital Holdings Inc.                                           Treasurer

                        IDS Management Corporation                                          Treasurer

                        IDS Property Casualty            3500 Packerland Drive              Treasurer
                        Insurance Company                De Pere, WI 54115

                        Investors Syndicate                                                 Vice President and Treasurer
                        Development Corporation

                        J. & W. Seligman & Co.           100 Park Avenue                    Treasurer
                        Incorporated                     New York, NY 10017

                        RiverSource CDO Seed                                                Treasurer
                        Investments, LLC

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Treasurer
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Treasurer
                        Inc.

                        RiverSource Fund Distributors    60 St. Mary Axe, London EC3A 8JQ   Treasurer
                        Ltd

                        RiverSource Life Insurance       20 Madison Ave. Extension,         Vice President and Treasurer
                        Company of New York              Albany, NY 12005

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Vice President and Treasurer
                        Company                          Minneapolis, MN 55474

                        RiverSource Service              734 Ameriprise Financial Center,   Treasurer
                        Corporation                      Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Treasurer

                        RiverSource Tax Advantaged                                          Treasurer
                        Investments, Inc.

                        Securities America Advisors      12325 Port Grace Blvd., Lavista,   Director
                        Inc.                             NE68128-8204

                        Securities America Financial     7100 W. Center Rd., Ste. 500,      Director
                        Corporation                      Omaha, NE 68106-2716

                        Securities America, Inc.         12325 Port Grace Blvd., Lavista,   Director
                                                         NE68128

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Ltd.

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Sarl



Name and Title           Other Companies                  Address*                           Title within other companies
----------------------   ------------------------------   --------------------------------   -------------------------------------
Amy K. Johnson           J. & W. Seligman & Co.           100 Park Avenue,                   Chief Administrative Officer
Chief Administrative     Incorporated                     New York, NY 10017
Officer

                         Ameriprise Trust Company         200 Ameriprise Financial Center,   President
                                                          Minneapolis, MN 55474

                         Ameriprise Financial Inc.        200 Ameriprise Financial Center,   Vice President - Asset Management
                                                          Minneapolis, MN 55474              and Trust Services

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Christopher Paul        Advisory Capital Strategies                                         Vice President
Keating, Director and   Group, Inc.
Head of Institutional
Sales, Client Service
and Consultant
Relationships

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director and Vice President
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       Vice President
                        LLC

                        J. & W. Seligman & Co.           100 Park Avenue                    Head of Institutional Sales, Client
                        Incorporated                     New York, NY 10017                 Service and Consultant Relationships

                        RiverSource Fund Distributors,                                      Vice President
                        Inc.

                        RiverSource Services, Inc.                                          Vice President

                        Seligman Focus Partners LLC      100 Park Avenue                    Vice President
                                                         New York, NY 10017

                        Seligman Health Partners LLC     100 Park Avenue                    Vice President
                                                         New York, NY 10017

                        Seligman Health Plus Partners    100 Park Avenue                    Vice President
                        LLC                              New York, NY 10017

                        Seligman Partners LLC            100 Park Avenue                    Vice President
                                                         New York, NY 10017



Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Michelle Marie          Ameriprise Bank, FSB             9393 Ameriprise Financial           Director
Keeley, Director and                                     Center, Minneapolis, MN 55474
Executive Vice
President - Equity
and Fixed Income

                        Ameriprise Certificate Company   70100 Ameriprise Financial          Vice President - Investments
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,    Executive Vice President - Equity and
                                                         Minneapolis, MN 55474               Fixed Income

                        Ameriprise Financial Services,   5221 Ameriprise Financial           Executive Vice President - Equity and
                        Inc.                             Center, Minneapolis, MN 55474       Fixed Income

                        IDS Property Casualty            3500 Packerland Drive               Vice President - Investments
                        Insurance Company                De Pere, WI 54115

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY       Executive Vice President - Equity and
                        Incorporated                     10017                               Fixed Income

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Director
                                                         Minneapolis, MN 55402

                        RiverSource CDO Seed                                                 Chairperson and President
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise Financial Center,    Director, Vice President - Investments
                        Company                          Minneapolis, MN 55474

                        RiverSource Life Insurance       20 Madison Ave. Extension,          Vice President - Investments
                        Company of New York              Albany, NY 12005

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Eleanor T.M. Hoagland,  Ameriprise Certificate Company   70100 Ameriprise Financial Center,  Chief Compliance Officer
Chief Compliance                                         Minneapolis, MN 55474
Officer, Money
Laundering Prevention
Officer and Identity
Theft Prevention
Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,    Chief Resolution Officer
                                                         Minneapolis, MN 55474

                        J. & W. Seligman & Co.           100 Park Avenue,                    Money Laundering Prevention Officer
                        Incorporated                     New York, NY 10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                       Money Laundering Prevention Officer
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,    Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                           Money Laundering Prevention Officer

                        Seligman Data Corp.              100 Park Avenue,                    Chief Compliance Officer
                                                         New York, NY 10017

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Brian Joseph McGrane,   Advisory Capital Strategies                                          Vice President and Chief Financial
Director, Vice          Group Inc.                                                           Officer
President and Chief
Financial Officer

                        Advisory Select LLC               Dissolved                          Vice President and Chief Financial
                                                                                             Officer (resigned 5/1/07)

                        Ameriprise Certificate Company   70100 Ameriprise Financial          Vice President and Chief Financial
                                                         Center, Minneapolis, MN 55474       Officer (resigned 8/24/07)

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,    Senior Vice President and Lead
                                                         Minneapolis, MN 55474               Financial Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial           Vice President and Lead Financial
                        Inc.                             Center, Minneapolis, MN 55474       Officer - Finance



                        Ameriprise Holdings, Inc.                                           Director

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director, Vice President and Chief
                                                         Minneapolis, MN 55474              Financial Officer

                        Boston Equity General Partner                                       Vice President and Chief Financial
                        LLC                                                                 Officer

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Director, Vice President and Chief
                        Incorporated                     10017                              Financial Officer

                        RiverSource CDO Seed                                                Board Member
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Director, Executive Vice President
                        Company                          Minneapolis, MN 55474              and Chief Financial Officer

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Vice President and Chief Financial
                        LLC                              10017                              Officer

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Thomas R. Moore,        Advisory Capital Strategies                                         Secretary
Secretary               Group Inc.

                        American Enterprise Investment   70400 AXP Financial Center,        Secretary
                        Services Inc.                    Minneapolis, MN 55474

                        Ameriprise Bank, FSB             9393 Ameriprise Financial          Secretary
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President, Chief Governance
                                                         Minneapolis, MN 55474              Officer and Corporate Secretary

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Secretary
                        Inc.                             Center, Minneapolis, MN 55474

                        Ameriprise Holdings, Inc.                                           Secretary

                        Ameriprise Insurance Company     3500 Packerland Drive              Secretary
                                                         De Pere, WI 54115

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Secretary
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       Secretary
                        LLC

                        IDS Capital Holdings Inc.                                           Secretary

                        IDS Futures Corporation          570 Ameriprise Financial Center,   Secretary
                                                         Minneapolis, MN 55474

                        IDS Management Corporation                                          Secretary

                        IDS Property Casualty            3500 Packerland Drive              Secretary
                        Insurance Company                De Pere, WI 54115

                        Investors Syndicate                                                 Secretary
                        Development Corporation

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Secretary
                        Incorporated                     10017

                        RiverSource CDO Seed                                                Secretary
                        Investments, LLC

                        RiverSource Fund Distributors,                                      Secretary
                        Inc.

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Secretary
                                                         Center, Minneapolis, MN 55474



                        RiverSource Life Insurance       20 Madison Ave. Extension,         Secretary
                        Company of New York              Albany, NY 12005

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Secretary
                        Company                          Minneapolis, MN 55474

                        RiverSource Service              734 Ameriprise Financial Center,   Secretary
                        Corporation                      Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Secretary

                        RiverSource Tax Advantaged                                          Secretary
                        Investments, Inc.

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Secretary
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Secretary
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Secretary
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Secretary
                                                         10017

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Scott Roane Plummer,    Advisory Capital Strategies                                         Chief Legal Officer
Chief Legal Officer     Group Inc.
and Assistant
Secretary

                        Ameriprise Certificate Company   70100 Ameriprise Financial         Vice President, General Counsel and
                                                         Center, Minneapolis, MN 55474      Secretary

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President - Asset Management
                                                         Minneapolis, MN 55474              Compliance

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Vice President and Chief Counsel -
                        Inc.                             Center, Minneapolis, MN 55474      Asset Management

                        Ameriprise Trust Company                                            Chief Legal Officer

                        Boston Equity General Partner                                       Chief Legal Officer
                        LLC

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Chief Legal Officer
                        Incorporated                     10017

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Chief Counsel
                                                         Center, Minneapolis, MN 55474

                        RiverSource Service Corporation  734 Ameriprise Financial Center,   Vice President and Chief Legal
                                                         Minneapolis, MN 55474              Officer

                        RiverSource Fund Distributors,                                      Chief Counsel
                        Inc.

                        RiverSource Services, Inc.                                          Chief Counsel

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Chief Counsel
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Chief Counsel
                                                         10017



Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
William Frederick       Advisory Capital Strategies                                         Director and President
'Ted' Truscott          Group Inc.
Chairman, Chief
Investment Officer
and President

                        Ameriprise Certificate Company   70100 Ameriprise Financial         Director, President and Chief
                                                         Center, Minneapolis, MN 55474      Executive Officer

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   President - U.S. Asset Management,
                                                         Minneapolis, MN 55474              Annuities and Chief Investment Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Senior Vice President and Chief
                        Inc.                             Center, Minneapolis, MN 55474      Investment Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       President
                        LLC

                        IDS Capital Holdings Inc.                                           Director and President

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Chairman and President
                        Incorporated                     10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Board Member
                                                         Minneapolis, MN 55402

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Chairman and Chief Executive Officer
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Chairman and Chief Executive Officer
                        Inc.

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Director
                        Company                          Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Chairman and Chief Executive Officer

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      President
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      President
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      President
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      President
                                                         10017

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Ltd.

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Sarl

* Unless otherwise noted, address is 50606 Ameriprise Financial Center, Minneapolis, MN 55474


Item 27. Principal Underwriter


(a) RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE RIVERSOURCE FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc., RiverSource Tax-Exempt Series, Inc.; and RiverSource Variable Series Trust.

THE SELIGMAN FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.



(b) As to each director, principal officer or partner of RiverSource Fund Distributors, Inc.

Name and
Principal Business Address          Positions and Offices with Underwriter   Positions and Offices with Fund
---------------------------------   --------------------------------------   -----------------------------------
William Frederick "Ted" Truscott*   Chairman and Chief Executive Officer     Director and Vice President
Jeffrey Lee McGregor, Sr.*          Director and President                   None
Patrick Thomas Bannigan*            Director and Vice President              President
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Christopher P. Keating*             Vice President                           None
Emily Calcagno**                    Vice President                           None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel and
                                                                             Secretary
James F. Angelos*                   Chief Compliance Officer                 None
Thomas R. Moore*                    Secretary                                None
Walter Berman*                      Treasurer                                None
Eleanor T. M. Hoagland**            Anti-Money Laundering Officer            None

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

**   Business address is: 100 Park Avenue, New York, NY 10017.

(c) Not Applicable



Item 28. Location of Accounts and Records

         Ameriprise Financial, Inc.
         707 Second Avenue, South
         Minneapolis, MN 55402

         Iron Mountain Records Management
         920 & 950 Apollo Road
         Eagan, MN 55121

         Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, SELIGMAN TARGETHOIRZON ETF PORTFOLIOS, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 25th day of Sept., 2009.

SELIGMAN TARGETHOIRZON ETF PORTFOLIOS, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of Sept., 2009.

Signature                               Capacity
-------------------------------------   ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

Signature                               Capacity
-------------------------------------   ------------------


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-126647, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

   Contents of this Post-Effective Amendment No. 10 to Registration Statement
                                 No. 333-126647

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus for:

          Seligman TargETFund 2015
          Seligman TargETFund 2025
          Seligman TargETFund 2035
          Seligman TargETFund 2045
          Seligman TargETFund Core

Part B.

     Statement of Additional Information.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(d) Investment Management Services Agreement, dated Nov. 7, 2008, amended and restated June 15, 2009, between Registrant and RiverSource Investments, LLC.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009.